Aon Funds
                                                            Semi-Annual Report
                                                                April 30, 1998
                                                                     unaudited

AON FUNDS
1-800-AON-FNDS

                                                          June 29, 1998

Dear Fellow Shareholder:

The U.S. financial markets, on balance, provided positive returns since the beginning of the fiscal year, November 1, 1997. Internationally, stock markets have been strong in Europe and weak in Asia during the past six months. The Aon Funds share performance, detailed on the following pages, reflect these trends.

It is an ongoing management goal that shareholders benefit from expense control. Aon Advisors, the Fund's investment advisor, waived a portion of its advisory fee during the six months ended April 30, 1998, helping to achieve that goal. This "no frills" semi-annual report reflects the commitment to expense control.

Thank you for your continued support.

Sincerely,


/s/ Michael A. Conway

Michael A. Conway
President

AON FUNDS
------------------------------------------------------------------------------

                              TABLE OF CONTENTS

Government Securities Fund Commentary                            Pages 3 - 4
Asset Allocation Fund Commentary                                 Pages 5 - 6
S&P 500 Index Fund Commentary                                    Pages 7 - 8
International Equity Fund Commentary                             Pages 9 - 10
REIT Index Fund Commentary                                       Pages 11 - 12
Financial Statements                                             Pages 13 - 83
        Money Market Fund
                  Statement of Assets and Liabilities            Page 13
                  Statement of Operations                        Page 14
                  Statement of Changes in Net Assets             Page 15
                  Schedule of Investments                        Pages 16 - 19
                  Financial Highlights                           Pages 20 - 22
       Government Securities Fund
                  Statement of Assets and Liabilities            Page 23
                  Statement of Operations                        Page 24
                  Statement of Changes in Net Assets             Page 25
                  Schedule of Investments                        Page 26
                  Financial Highlights                           Page 27
       Asset Allocation Fund
                  Statement of Assets and Liabilities            Page 28
                  Statement of Operations                        Page 29
                  Statement of Changes in Net Assets             Page 30
                  Schedule of Investments                        Pages 31 - 37
                  Financial Highlights                           Pages 38 - 39
       S&P 500 Index Fund
                  Statement of Assets and Liabilities            Page 40
                  Statement of Operations                        Page 41
                  Statement of Changes in Net Assets             Page 42
                  Schedule of Investments                        Pages 43 - 54
                  Financial Highlights                           Page 55
       International Equity Fund
                  Statement of Assets and Liabilities            Page 56
                  Statement of Operations                        Page 57
                  Statement of Changes in Net Assets             Page 58
                  Schedule of Investments                        Pages 59 - 65
                  Industry Diversification                       Pages 66 - 67
                  Financial Highlights                           Page 68
       REIT Index Fund
                  Statement of Assets and Liabilities            Page 69
                  Statement of Operations                        Page 70
                  Statement of Changes in Net Assets             Page 71
                  Schedule of Investments                        Pages 72 - 74
                  Financial Highlights                           Page 75
       Notes to the Financial Statements                         Pages 76 - 83

AON FUNDS
------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND

COMPARISON OF A $10,000 INVESTMENT

The following graph illustrates the growth of a $10,000 investment in the Government Securities Fund and an investment in the Lehman Brothers Government Index from the inception of the Fund to April 30, 1998. The illustration assumes that all dividends and distributions are reinvested.

                             [CHART APPEARS HERE]

                                      9/3/96  10/31/96  10/31/97  4/30/98
                                     ------------------------------------
Aon Government Securities Fund       $10,000   $10,279   $11,189  $11,644
Lehman Brothers Government Index     $10,000   $10,365   $11,262  $11,662

                                                                     9/3/96 to
COMPARISON OF RETURNS                         Six Months   One Year  4/30/98(3)
-------------------------------------------------------------------------------
Aon Government Securities Fund(1)    4.06%       12.26%    16.44%
Lehman Brothers Government Index(2)             3.55%       11.05%    16.62%



1) Total return is calculated including reinvestment of all income and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Government Securities Fund and the return on investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2) The Lehman Brothers Government Index is an unmanaged index generally considered to be representative of bond market activity. This data is derived by Aon Funds and includes reinvestment of all dividends and capital gain distributions.

3) Cumulative total return.

AON FUNDS
------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

U.S. Treasury yields fell during late 1997 and early 1998 as economic turmoil in Asia caused investors to seek a safe haven in U.S. Government securities. During March and April, investor focus shifted to rapid domestic GDP growth and possible increases in inflation which caused yields to rise. During the period, the yield curve continued to flatten as the Federal Funds rate remained unchanged at 5.50%.

The total return of the Fund for the six months ending April 30, 1998 was 4.06%. For comparison, the Lehman Government Bond Index returned 3.55%. The higher performance of the Fund relative to the index is attributable to 1) the modestly longer duration and convexity of the portfolio during late 1997 and early 1998 and 2) the shortening of the portfolio in early 1998 before rates increased.

The Fund started the second half of the fiscal year shorter in duration than the benchmark in anticipation of stabilization in Asia and renewed focus on the strong domestic economy.


Francis P. Wren
Portfolio Manager

AON FUNDS
------------------------------------------------------------------------------

ASSET ALLOCATION FUND

COMPARISON OF A $10,000 INVESTMENT

The following graph illustrates the growth of a $10,000 investment in the Asset Allocation Fund and an investment in the Lipper Flexible Portfolio Index from the inception of the Fund to April 30, 1998. The illustration assumes that all dividends and distributions are reinvested.


                             [CHART APPEARS HERE]

                                      3/3/94  10/31/94  10/31/95  10/31/96  10/31/97  4/30/98
                                      -------------------------------------------------------
Aon Asset Allocation Fund             $10,000  $10,184  $12,926   $14,356   $19,037   $21,680
Lipper Flexible Portfolio Index       $10,000  $ 9,958  $11,618   $13,331   $15,797   $17,890

                                       Six       One     Three     3/3/94 to
COMPARISON OF RETURNS                 Months     Year    Year(3)   4/30/98(4)
-----------------------------------------------------------------------------
Aon Asset Allocation Fund(1)          13.88%    41.87%   25.72%     116.80%
Lipper Flexible Portfolio Index(2)    13.24%    26.87%   19.24%      78.90%



1) Total return is calculated including reinvestment of all income and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Asset Allocation Fund and the return on investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2) The Lipper Flexible Portfolio Index is an unmanaged index prepared by Lipper Analytical Services which includes asset allocation funds.

3) Average annual total return.

4) Cumulative total return.

AON FUNDS
------------------------------------------------------------------------------

ASSET ALLOCATION FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The Aon Asset Allocation Fund returned 13.88% for the six months ended April 30, 1998, primarily attributable to gains in the equity portion of the portfolio. For the same period, the Lipper Flexible Portfolio Index, which consists of the 30 largest flexible funds, returned 13.24%.

This time period was characterized by a high degree of volatility in the equity markets. Uncertainty over the impact of the Asian financial crises coupled with concerns regarding the trend in corporate profit growth led to market declines in October 1997 and the beginning of this year. The stock market rallied strongly in the first quarter of 1998 as it appeared that overseas markets would stabilize.

During this period, we have favored equities over bonds while maintaining a cash reserve in order to cushion the impact of the volatility of the markets and to take advantage of market dips. In the first four months of 1998, profit growth has been modest yet stock prices appreciated sharply. The net result is that price/earnings multiples have expanded, particularly for large capitalization stocks.

We continue to focus on those equities which have attractive characteristics in terms of margins, cash flow and returns on capital and which we can acquire at reasonable multiples. Sectors which significantly contributed to the performance of the Fund during this period included broadcasting, media and entertainment, communications, and certain technology and health care issues.

The outlook for the balance of this year is mixed. Asia remains a concern and the valuation of many large capitalization stocks is unattractive. On the positive side, we continue to see opportunities where profit growth is strong, particularly in midsize and small capitalization stocks. Furthermore, it appears that interest rates will remain stable. On balance, we continue to favor equities over bonds

Thank you for your continued support of the Fund.

John Lagedrost
Portfolio Manager

AON FUNDS
------------------------------------------------------------------------------

S&P 500 INDEX FUND

COMPARISON OF A $10,000 INVESTMENT

The following graph illustrates the growth of a $10,000 investment in the S&P 500 Index Fund and an investment in the S & P 500 index from the inception of the Fund to April 30, 1998. The illustration assumes that all dividends and distributions are reinvested.

                             [CHART APPEARS HERE]

                               9/3/96  10/31/96  10/31/97  4/30/98
                              ------------------------------------
Aon S&P 500 Index Fund        $10,000  $10,786   $14,192   $17,388
S&P 500 Index                 $10,000  $10,809   $14,280   $17,491


                                                            9/3/96 to
COMPARISON OF RETURNS          Six Months      One Year     4/30/98(3)
----------------------------------------------------------------------
Aon S&P 500 Index Fund(1)        22.53%         40.84%       73.88%
S&P 500 Index(2)                 22.49%         41.07%       74.91%



1) Total return is calculated including reinvestment of all income and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the S&P 500 Index Fund and the return on investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2) The S&P 500 Index is an unmanaged index generally considered to be representative of stock market activity. This data is derived by Aon Funds and includes reinvestment of all dividends and capital gains distributions.

3) Cumulative total return.

AON FUNDS
------------------------------------------------------------------------------

S&P 500 INDEX FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The S&P 500 Index Fund had a total return of 22.53% for the six months ended April 30, 1998 compared to the S&P 500 Index return of 22.49%.

Several factors contributed to the sharp rise in equity prices during the six months ended April 30, 1998. Fears of the impact of the Asian crisis abated. Interest rates were held steady during the period and thirty-year bond yields declined from 6.15% to 5.95%. First quarter reported earnings were mostly in line with analyst expectations, which caused investors to favor stocks over bonds during the period. Mutual fund cash flows into equity funds continued to set new records which provided the fuel for rising stock market prices.

Our outlook for the next twelve months is one of caution. Export orders have declined and our trade deficit with Japan has widened. Asia continues in crisis mode. A slowdown in exports may impact earnings in the second half of 1998. We don't believe the S&P 500 will deliver a return rivaling those seen in the last three years.

The Fund continues to minimize expenses and replicate the performance of the S&P 500 Index. The Aon S&P 500 Index Fund remains fully invested in the stock market and is well-positioned to meet its objectives in 1998.


Melissa A. Aton
Portfolio Manager

AON FUNDS
------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND

COMPARISON OF A $10,000 INVESTMENT

The following graph illustrates the growth of a $10,000 investment in the International Equity Fund and an investment in the Morgan Stanley Capital International (MSCI) Non-U.S. Equity Index from the inception of the Fund to April 30, 1998. The illustration assumes that all dividends and distributions are reinvested.

                             [CHART APPEARS HERE]

                                9/3/96  10/31/96  10/31/97  4/30/98
                               ------------------------------------
Aon International Equity Fund  $10,000  $10,232   $11,393   $12,859
MSCI Non-U.S. Index            $10,000  $10,202   $10,725   $12,364

                                                               9/3/96 to
COMPARISON OF RETURNS                Six months    One Year    4/30/98(3)
----------------------------------------------------------------------------
Aon International Equity Fund(1)        12.87%       17.75%      28.59%
MSCI Non-U.S. Index(2)                  15.29%       19.08%      23.64%


1) Total return is calculated including reinvestment of all income and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the International Equity Fund and the return on investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2) The MSCI Non-U.S. Index is an unmanaged index generally considered to be representative of international equity market activity. This data is derived by Aon Funds and includes reinvestment of all dividends and capital gain distributions.

3) Cumulative total return.

AON FUNDS
------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

PERFORMANCE

For the six months ended April 30, 1998, the International Equity Fund had a total return of 12.87%. The Fund underperformed the Morgan Stanley Capital International (MSCI) Non-US Equity Index return of 15.29%.

For the six months ended April 30, 1998, unhedged equity returns in Europe were strong, almost 30%. In contrast, unhedged market returns in Japan and Southeast Asia were weak, less than 1%. On a hedged basis, the returns for Europe and the Pacific regions would be higher, reflecting the U.S. dollar's appreciation against most foreign currencies since October.

For the first half of the fiscal year, the Fund was underweight in Japan and held a 5% strategic allocation to cash. The underweight in Japan added to performance but the negative contribution from the cash hedge dominates the performance relative to the benchmark. The contributions from security selection and currency were flat during the six month period.

STRATEGY

The International Equity Fund currently maintains a defensive posture, reflecting the view that the Japanese equity market, the largest component of the index, is significantly overpriced. Given our valuation analyses and fundamental considerations, we are underweight Japan by almost 6%. The other markets in the index are only modestly attractive and thus the portfolio maintains a modest overweight to these markets. The Fund continues to hold a 5% strategic cash position as the offset to the underweight to the Japanese market.

Most currencies are near their fair value, with the Hong Kong dollar and British pound being the exceptions. The fund is underweight the Japanese yen due to significantly higher U.S. dollar interest rates compared to those of Japan. The underweight to the British pound is based on its overvaluation while the lack of exposure to the Hong Kong dollar stems primarily from concerns about the sustainability of the peg. The degree of uncertainty over China's future attitude towards the territory and the maintenance of the peg provides an unfavorable backdrop to holding the Hong Kong dollar.

Industry and stock selection favor more defensive issues, food, beverage and household product companies. The portfolio continues to be underweight Japanese banks, but overweight the high quality exporters and several stock specific holdings in the auto sector.

Brinson Partners, Inc.                            Aon Advisors, Inc.
Subadvisor                                        Portfolio Manager

AON FUNDS
------------------------------------------------------------------------------

REIT INDEX FUND

COMPARISON OF A $10,000 INVESTMENT

The following graph illustrates the growth of a $10,000 investment in the REIT Index Fund and an investment in the Morgan Stanley REIT Index from the inception of the Fund to April 30, 1998. The illustration assumes that all dividends and distributions are reinvested.

                             [CHART APPEARS HERE]

                                9/3/96  10/31/96  10/31/97  4/30/98
                               ------------------------------------
Aon REIT Index                 $10,000  $10,440   $13,862   $13,813
Morgan Stanley REIT Index      $10,000  $10,482   $13,991   $13,906


                                                            9/3/96 to
COMPARISON OF RETURNS              Six Months   One Year    4/30/98(3)
----------------------------------------------------------------------
Aon REIT Index(1)                    -0.35%      16.99%      38.13%
Morgan Stanley REIT Index(2)         -0.61%      17.11%      39.06%


1) Total return is calculated including reinvestment of all income and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the REIT Index Fund and the return on investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2) The Morgan Stanley REIT Index is an unmanaged index generally considered to be representative of REIT market activity. This data is derived by Aon Funds and includes reinvestment of all dividends and capital gains distributions.

3) Cumulative total return.

AON FUNDS
------------------------------------------------------------------------------

REIT INDEX FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The REIT Index Fund had a total return of -0.35% compared to the Morgan Stanley REIT Index Return of -0.61% for the six months ended April 30, 1998.

Real estate stocks have underperformed the broader stock market this year by a material margin. There are three possible reasons for this underperformance.
1) In a bull-market environment, money managers are willing to take on more risk and invest in high-growth momentum oriented stocks rather than defensive dividend stocks. 2) New real estate construction is expected to create an excess supply situation in 1999 and beyond which may cause property values to decline and inhibit the ability to raise rents. 3) Fund flows into real estate mutual funds have significantly decreased..

We do not believe real estate stocks will match the broad markets this year. Our outlook for the next twelve months is one of caution. However, increased worry about the broader markets earnings growth and volatility could cause investors to move back into REITs. Also, REITs have an average dividend yield of 6.07%, approximately four times that of the S&P 500.

The Aon REIT Index Fund remains fully invested in the REIT market and continues to closely replicate the performance of the Morgan Stanley REIT Index.

Melissa A. Aton
Portfolio Manager

                     STATEMENT OF ASSETS AND LIABILITIES
                              MONEY MARKET FUND
                                APRIL 30, 1998
                                  UNAUDITED
In thousands, except per share data

ASSETS
      Investments, at amortized cost which approximates fair value.............  $829,243
      Receivable for fund shares sold..........................................     1,634
      Interest receivable......................................................       768
      Cash.....................................................................         1
                                                                                 --------

Total Assets...................................................................   831,646

LIABILITIES
      Dividends payable........................................................     3,674
      Investment advisory fees payable.........................................       201
      Accrued expenses payable.................................................       192
                                                                                 --------

Total Liabilities..............................................................     4,067
                                                                                 --------

Net Assets.....................................................................  $827,579
                                                                                 ========

Net Asset Value Per Share  (based on net assets of $827,579 and 827,579 shares
      issued and outstanding)..................................................  $   1.00
                                                                                 ========

              See accompanying notes to the financial statements

                           STATEMENT OF OPERATIONS
                              MONEY MARKET FUND
                   FOR THE SIX MONTHS ENDED APRIL 30, 1998
                                  UNAUDITED
In thousands

INVESTMENT INCOME
      Interest..........................  $ 21,583
                                          --------

Total Investment Income.................    21,583

EXPENSES
      Investment advisory fees..........     1,152
      Fund administration fees..........       192
      Registration fees.................        55
      Fund accounting fees..............        36
      Custodian fees....................        35
      Audit fees........................        26
      Legal fees........................        25
      Trustees fees.....................        14
      Printing fees.....................        10
      Transfer agent fees...............         8
                                          --------

Total Expenses..........................     1,553
Less:  Fee Waiver.......................       768
                                          --------

Net Expenses............................       785
                                          --------

Net Investment Income...................  $ 20,798
                                          ========


              See accompanying notes to the financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS
                              MONEY MARKET FUND
                                  UNAUDITED

                                                                     11/01/97        YEAR
In thousands                                                         THROUGH         ENDED
                                                                     04/30/98      10/31/97
                                                                   -----------    ----------
INCREASE IN NET ASSETS FROM OPERATIONS
      Net investment income......................................  $    20,798        31,683
      Net realized gain..........................................            0             0
      Change in net unrealized appreciation......................            0             0
                                                                   -----------    ----------
      Increase in net assets from operations.....................       20,798        31,683

DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income......................................      (20,798)      (31,683)
      Net realized gain..........................................            0             0
                                                                   -----------    ----------
      Total distributions........................................      (20,798)      (31,683)

CAPITAL SHARE TRANSACTIONS
      Proceeds from sale of shares...............................    3,845,965     6,575,729
      Reinvestment of distributions..............................        8,777        12,754
      Cost of shares redeemed ...................................   (3,793,519)   (6,217,231)
                                                                   -----------    ----------
      Increase in net assets from capital transactions...........       61,223       371,252
                                                                   -----------    ----------

Increase in net assets...........................................       61,223       371,252
Net assets at beginning of year..................................      766,356       395,104
                                                                   -----------    ----------

Net assets at end of period......................................  $   827,579       766,356
                                                                   ===========    ==========

Undistributed net investment income..............................  $         0             0
                                                                   ===========    ==========


              See accompanying notes to the financial statements

                           SCHEDULE OF INVESTMENTS
                              MONEY MARKET FUND
                                APRIL 30, 1998
                                  UNAUDITED

                                  PRINCIPAL
In thousands                       AMOUNT      VALUE
                                  ----------  ---------

COMMERCIAL PAPER
AEROSPACE AIRCRAFT - 0.3%
International Lease Finance Corp.
5.520% due 05/01/98               $   2,000 $    2,000

AUTO & TRUCK - 0.6%
Ford Motor Credit
0.500% due 05/27/98                   5,000      4,980

ASSET BACKED SECURITIES - 8.4%
Asset Securitization Corp.
5.500% due 05/15/98                  10,000      9,978
5.500% due 05/27/98                  10,000      9,961
Corporate Asset Funding Co.
5.530% due 05/01/98                  30,000     30,000
Preferred Receivables Funding Corp.
5.550% due 05/05/98                   5,000      4,997
5.520% due 05/11/98                   2,500      2,496
5.500% due 05/27/98                   5,000      4,980
5.510% due 07/02/98                   7,500      7,429
                                              ---------
                                                69,841
BANKING - DOMESTIC - 4.2%
Bankers Trust
5.430% due 07/09/98                  15,000     14,844
Norwest Financial
5.530% due 05/07/98                  20,000     19,981
                                              --------
                                                34,825
BANKING - FOREIGN - 1.8%
Abbey National
5.480% due 05/18/98                   5,240      5,226


                                  PRINCIPAL
                                   AMOUNT      VALUE
                                  ----------  ---------

Canadian Imperial
5.500% due 05/21/98               $  10,000   $  9,969
                                              --------
                                                15,195
BROKERAGE SERVICES - 8.4%
Goldman Sachs Group
5.500% due 05/13/98                  20,000     19,963
Merrill Lynch and Company
5.450% due 05/04/98                  10,000      9,995
5.530% due 05/15/98                  15,000     14,968
5.400% due 06/26/98                   5,000      4,957
Morgan Stanley Group
5.490% due 07/23/98                  20,000     19,747
                                              --------
                                                69,630
COMPUTERS - 4.8%
Avnet Inc.
5.500% due 05/29/98                   5,000      4,978
5.510% due 06/22/98                   5,000      4,960
5.470% due 07/02/98                   5,000      4,953
5.490% due 07/24/98                   5,000      4,936
IBM Credit
5.480% due 05/13/98                   8,000      7,985
5.490% due 05/26/98                  12,000     11,954
                                              --------
                                                39,766
CHEMICAL - 3.6%
Du Pont (E.I.)
5.500% due 06/22/98                  10,000      9,920
5.470% due 06/25/98                  10,000      9,916
Nalco Chemical Co.
5.510% due 05/13/98                  10,000      9,982
                                              --------
                                                29,818


              See accompanying notes to the financial statements
                                      16

                           SCHEDULE OF INVESTMENTS
                              MONEY MARKET FUND
                                APRIL 30, 1998
                                  UNAUDITED

                                  PRINCIPAL
In thousands                       AMOUNT      VALUE
                                  ----------  ---------

ELECTRONICS AND ELECTRICAL EQUIPMENT - 1.3%
General Electric Capital Corp.
5.530% due 05/14/98               $   5,500   $  5,489
5.470% due 06/17/98                   5,000      4,964
                                              --------
                                                10,453

FINANCE - 13.3%
American Express
5.510% due 05/04/98                  10,000      9,995
5.510% due 05/22/98                  20,000     19,936
American General Finance
5.510% due 05/14/98                   5,000      4,990
5.500% due 05/19/98                  10,000      9,972
5.500% due 06/05/98                   5,000      4,973
Associates Corp. North America
5.500% due 05/20/98                  10,000      9,971
5.480% due 06/15/98                  10,000      9,931
AVCO Financial Services, Inc.
5.430% due 05/04/98                  15,000     14,993
5.470% due 07/28/98                   5,000      4,933
Beneficial Corp.
5.510% due 05/05/98                  20,000     19,988
                                              --------
                                               109,682

FOOD AND BEVERAGES- 2.4%
Sara Lee Corp.
5.500% due 05/07/98                  20,000     19,982

HEALTH CARE - 0.4%
Abbott Labs
5.520% due 07/02/98                   3,375      3,343


                                  PRINCIPAL
                                   AMOUNT      VALUE
                                  ----------  ---------

HOUSEHOLD PRODUCTS - 3.3%
Colgate-Palmolive
5.510% due 06/04/98                $ 20,000   $ 19,896
Protor & Gamble Co
5.500% due 05/21/98                   7,000      6,978
                                              --------
                                                26,874

INSURANCE - 2.4%
Prudential Funding Corp.
5.520% due 05/01/98                   5,000      5,000
5.510% due 05/27/98                  15,000     14,940
                                              --------
                                                19,949

OIL - INTERNATIONAL - 1.2%
Mobil Corp
5.510% due 05/01/98                  10,000     10,000

PAPER & PAPER PRODUCTS - 2.4%
Kimberly Clark
5.460% due 05/29/98                  20,000     19,915

PUBLISHING - 3.0%
Gannett Inc.
5.500% due 05/04/98                   5,000      4,998
5.500% due 05/14/98                  15,000     14,970
Times Mirror Co.
5.500% due 05/08/98                   5,000      4,995
                                              --------
                                                24,963

RETAIL - 1.8%
Wal-Mart Stores, Inc.
5.480% due 05/04/98                  15,000     14,993


              See accompanying notes to the financial statements
                                      17

                           SCHEDULE OF INVESTMENTS
                              MONEY MARKET FUND
                                APRIL 30, 1998
                                  UNAUDITED

                                  PRINCIPAL
In thousands                       AMOUNT      VALUE
                                  ----------  ---------

TELECOMMUNICATION - 7.0%
Bell Atlantic Network
5.500% due 05/06/98               $   9,350   $  9,343
5.480% due 05/18/98                   6,000      5,984
Bell South Telecommunication
5.500% due 05/08/98                  20,000     19,978
SBC Corp.
5.500% due 05/01/98                  10,000     10,000
5.500% due 06/02/98                  13,000     12,936
                                              --------
                                                58,241

UTILITIES - 9.6%
Atlantic Richfield
5.490% due 05/12/98                  20,000     19,966
Florida Power Corp.
5.510% due 06/04/98                  10,000      9,948
5.500% due 06/16/98                   9,300      9,235
Potomac Electric Power Co.
5.510% due 05/01/98                  10,000     10,000
5.510% due 05/18/98                  10,000      9,974
Union Electric Co
5.550% due 05/01/98                   5,000      5,000
5.510% due 05/06/98                  15,000     14,988
                                              --------
                                                79,111
                                              --------

Total Commercial Paper - 80.2%                 663,561

U.S. GOVERNMENT SECURITIES
U.S. GOVERNMENT AGENCIES - 18.6%
Federal Home Loan Bank
5.625% due 03/12/99                  10,000      9,995


                                  PRINCIPAL
                                   AMOUNT      VALUE
                                  ----------  ---------

5.770% due 04/15/99               $  10,000   $ 10,000
5.632% due 03/04/99                  10,000     10,000
                                              --------
                                                29,995
Federal Home Loan Mortgage Corp.
5.470% due 05/08/98                   4,820      4,815
5.440% due 05/28/98                  35,000     34,858
5.390% due 06/10/98                  15,085     14,995
5.390% due 06/19/98                  10,000      9,927
                                              --------
                                                64,595

Federal National Mortgage Association
5.410% due 05/11/98                  20,000     19,970
5.410% due 06/25/98                   5,700      5,698
5.330% due 06/26/98                   5,000      4,997
5.100% due 07/22/98                   6,000      5,992
5.300% due 08/25/98                   5,000      4,999
4.950% due 09/30/98                   9,000      8,976
5.750% due 12/10/98                   5,000      5,000
5.450% due 02/16/99                   3,700      3,696
                                              --------
                                                59,328
                                              --------

Total U.S. Government Securities  - 18.6%      153,918


CERTIFICATES OF DEPOSIT

BANKING - DOMESTIC - 1.1%
Comerica Bank
5.109% due 06/12/98                   5,000      5,000
First Of America
5.310% due 08/18/98                   2,000      2,000
Huntington National Bank
5.550% due 06/12/98                   2,000      2,000
                                              --------

Total Certificates of Deposit  - 1.1%            9,000


              See accompanying notes to the financial statements
                                      18

                           SCHEDULE OF INVESTMENTS
                              MONEY MARKET FUND
                                APRIL 30, 1998
                                  UNAUDITED

                                  PRINCIPAL
In thousands                       AMOUNT      VALUE
                                  ----------  ---------

REPURCHASE AGREEMENT - 0.3%
Harris Nesbit Thompson*
5.150% due 05/01/98               $   2,764   $  2,764
                                              --------

TOTAL INVESTMENTS -100.2%                      829,243

Liabilities, less other assets - (0.2%)         (1,664)
                                              --------

TOTAL NET ASSETS - 100.0%                     $827,579
                                              ========


*Collateralized by U.S. Treasury Note (6.375% due May 15, 2000); held by custodian


              See accompanying notes to the financial statements

                             FINANCIAL HIGHLIGHTS
                              MONEY MARKET FUND
                                  UNAUDITED

                                                               11/01/97       YEAR       YEAR
                                                               THROUGH        ENDED      ENDED
Selected per share data                                        04/30/98      10/31/97   10/31/96
                                                              ----------    ---------   --------
Net asset value, beginning of period.......................   $    1.00          1.00       1.00

INCOME FROM INVESTMENT OPERATIONS:
      Net investment income................................        0.03          0.05       0.05
      Net realized and unrealized gain.....................        0.00          0.00       0.00
                                                              ---------     ---------   --------
Total income from investment operations....................        0.03          0.05       0.05

LESS DISTRIBUTIONS:
      Dividends from net investment income.................        0.03          0.05       0.05
      Distributions from net realized gain.................        0.00          0.00       0.00
                                                              ---------     ---------   --------
Total distributions........................................        0.03          0.05       0.05
                                                              ---------     ---------   --------

Net asset value, end of period.............................   $    1.00          1.00       1.00
                                                              =========     =========   ========

Total return ..............................................        2.72%**       5.44%      5.43%
                                                              =========     =========   ========

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)...................   $ 827,579       766,356    395,104
Ratio to average net assets of:
      Expenses, net of waivers and reimbursements..........        0.20%*        0.22%      0.23%
      Expenses, before waivers and reimbursements..........        0.40%*        0.40%      0.46%
      Net investment income, net of waivers
           and reimbursements..............................        5.42%*        5.34%      5.30%
      Net investment income, before waivers
           and reimbursements..............................        5.22%*        5.16%      5.07%

-------------------------------------------------------------------------------------------------

* Annualized
** Not annualized


              See accompanying notes to the financial statements

                              MONEY MARKET FUND
                                  UNAUDITED

                                                               YEAR       YEAR      YEAR
                                                               ENDED      ENDED     ENDED
Selected per share data                                      10/31/95   10/31/94   10/31/93
                                                             --------   --------   --------
Net asset value, beginning of period..................       $   1.00       1.00       1.00

INCOME FROM INVESTMENT OPERATIONS:
      Net investment income...........................           0.06       0.04       0.03
      Net realized and unrealized gain................             **         **         **
                                                             --------   --------   --------
Total income from investment operations...............           0.06       0.04       0.03

LESS DISTRIBUTIONS:
      Dividends from net investment income............           0.06       0.04       0.03
      Distributions from net realized gain............             **         **         **
                                                             --------   --------   --------
Total distributions...................................           0.06       0.04       0.03
                                                             --------   --------   --------

Net asset value, end of period........................       $   1.00       1.00       1.00
                                                             ========   ========   ========

Total return..........................................           5.93%      3.77%      3.14%
                                                             ========   ========   ========

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)..............       $420,094    410,912    412,068
Ratio to average net assets of:
      Expenses, net of waivers and reimbursements.....           0.14%      0.15%      0.17%
      Expenses, before waivers and reimbursements.....           0.39%      0.40%      0.42%
      Net investment income, net of waivers
           and reimbursements.........................           5.79%      3.73%      3.10%
      Net investment income, before waivers
           and reimbursements.........................           5.54%      3.48%      2.85%

--------------------------------------------------------------------------------------------------------------

** Less than 1 cent per share


              See accompanying notes to the financial statements

                              MONEY MARKET FUND
                                  UNAUDITED
                                                                    01/23/92
                                                                    THROUGH
Selected per share data                                             10/31/92
                                                                    --------

Net asset value, beginning of period..............................  $   1.00

INCOME FROM INVESTMENT OPERATIONS:
      Net investment income.......................................      0.03
      Net realized and unrealized gain............................        **
                                                                    --------
Total income from investment operations...........................      0.03

LESS DISTRIBUTIONS:
      Dividends from net investment income........................      0.03
      Distributions from net realized gain........................        **
                                                                    --------
Total distributions...............................................      0.03
                                                                    --------

Net asset value, end of period....................................  $   1.00
                                                                    ========

Total return......................................................     2.99%***
                                                                    ========

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)..........................  $399,076
Ratio to average net assets of:
      Expenses, net of waivers and reimbursements.................      0.25%*
      Expenses, before waivers and reimbursements.................      0.50%*
      Net investment income, net of waivers and reimbursements....      3.57%*
      Net investment income, before waivers and reimbursements....      3.32%*
-------------------------------------------------------------------------------
* Annualized
** Less than 1 cent per share
*** Not annualized


              See accompanying notes to the financial statements

                     STATEMENT OF ASSETS AND LIABILITIES
                          GOVERNMENT SECURITIES FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except per share data
ASSETS
      Investments in securities, at value (cost - $98,998).......................   $100,041
      Receivable for securities sold.............................................     29,051
      Interest receivable........................................................      1,071
      Receivable for fund shares sold............................................        591
                                                                                    --------

Total Assets.....................................................................    130,754

LIABILITIES
      Dividends payable..........................................................        591
      Accrued expenses payable...................................................         44
      Investment advisory fees payable...........................................         31
                                                                                    --------

Total Liabilities................................................................        666
                                                                                    --------

Net Assets.......................................................................   $130,088
                                                                                    ========

ANALYSIS OF NET ASSETS:
      Paid in capital............................................................   $126,235
      Accumulated net realized gain..............................................      2,789
      Net unrealized appreciation................................................      1,043
      Undistributed net investment income........................................         21
                                                                                    --------

Net Assets.......................................................................   $130,088
                                                                                    ========

Net Asset Value Per Share  (based on net assets of $130,088 and 12,262 shares
      issued and outstanding)....................................................   $  10.61
                                                                                    ========

              See accompanying notes to the financial statements

                           STATEMENT OF OPERATIONS
                          GOVERNMENT SECURITIES FUND
                   FOR THE SIX MONTHS ENDED APRIL 30, 1998
                                  UNAUDITED
In thousands

INVESTMENT INCOME
      Interest............................................... $ 3,564
                                                              -------

Total Investment Income......................................   3,564

EXPENSES
      Investment advisory fees...............................     262
      Fund administration fees...............................      30
      Fund accounting fees...................................      20
      Registration fees......................................       7
      Transfer agent fees....................................       6
      Custodian fees.........................................       5
      Legal fees.............................................       3
      Audit fees.............................................       3
      Trustees fees..........................................       2
      Other..................................................       1
                                                              -------

Total Expenses...............................................     339
Less:  Fee Waiver............................................     203
                                                              -------

Net Expenses.................................................     136
                                                              -------

Net Investment Income........................................   3,428

NET REALIZED AND UNREALIZED GAIN (LOSS)
      Net realized gain on sale of investments...............   3,232
      Change in net unrealized appreciation on investments...  (2,019)
                                                              -------

      Net realized and unrealized gain (loss)................   1,213
                                                              -------

Net Increase in Net Assets from Operations................... $ 4,641
                                                              =======


              See accompanying notes to the financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS
                          GOVERNMENT SECURITIES FUND
                                  UNAUDITED
                                                           11/01/97    YEAR
                                                           THROUGH     ENDED
In thousands                                               04/30/98   10/31/97
                                                           --------   --------
INCREASE IN NET ASSETS FROM OPERATIONS
      Net investment income............................... $  3,428     4,357
      Net realized gain (loss)............................    3,232      (412)
      Change in net unrealized appreciation...............   (2,019)    2,580
                                                           --------   -------
      Increase in net assets from operations..............    4,641     6,525


DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income...............................   (3,416)   (4,350)
      Net realized gain...................................        0         0
                                                           --------   -------
      Total distributions.................................   (3,416)   (4,350)

CAPITAL SHARE TRANSACTIONS
      Proceeds from sale of shares........................   24,980    60,676
      Reinvestment of distributions.......................    3,415     4,504
      Cost of shares redeemed.............................   (3,917)   (3,475)
                                                           --------   -------
      Increase in net assets from capital transactions....   24,478    61,705
                                                           --------   -------


Increase in net assets....................................   25,703    63,880
Net assets at beginning of period.........................  104,385    40,505
                                                           --------   -------

Net assets at end of period............................... $130,088   104,385
                                                           ========   =======

Undistributed net investment income....................... $     21         9
                                                           ========   =======


              See accompanying notes to the financial statements

                           SCHEDULE OF INVESTMENTS
                          GOVERNMENT SECURITIES FUND
                                APRIL 30, 1998
                                  UNAUDITED

                                  PRINCIPAL
In thousands                       AMOUNT      VALUE
                                  ----------  ---------
U.S. GOVERNMENT SECURITIES
U.S. GOVERNMENT AGENCIES - 64.8%
Federal Home Loan Bank
5.625% due 03/19/01               $  10,000   $  9,953

Federal Home Loan Mortgage Corp.
5.460% due 05/07/98                     650        649
5.440% due 05/28/98                   2,555      2,545
5.345% due 05/29/98                   1,035      1,031
                                              --------
                                                 4,225

Federal National Mortgage Association
5.900% due 11/20/00                   4,000      4,010
5.625% due 03/15/01                  20,000     19,981
6.440% due 06/21/05                  10,000     10,296
5.875% due 02/02/06                  10,000      9,963
5.750% due 02/15/08                  20,000     19,734
                                              --------
                                                63,984
Private Export Funding Corp.
6.310% due 09/30/04                   6,000      6,121
                                              --------
                                                84,283

U.S. GOVERNMENT OBLIGATIONS - 12.1%
U.S. Treasury Notes
6.500% due 10/15/06                  15,000     15,727
                                              --------

Total U.S. Government Securities - 76.9%
(cost - $98,967)                               100,010


                                  PRINCIPAL
                                   AMOUNT      VALUE
                                  ----------  ---------

DEMAND NOTE
UTILITY-ELECTRICAL - 0.0%
Wisconsin Electric
5.235% due 05/01/98               $      31   $     31
(cost - $31)
                                              --------
TOTAL INVESTMENTS - 76.9%
(cost - $98,998)                               100,041

Other assets, less liabilities - 23.1%          30,047
                                              --------

TOTAL NET ASSETS - 100.0%                     $130,088
                                              ========


              See accompanying notes to the financial statements

                             FINANCIAL HIGHLIGHTS
                          GOVERNMENT SECURITIES FUND
                                APRIL 30, 1998
                                  UNAUDITED

                                                          11/01/97     YEAR       9/03/96
                                                          THROUGH      ENDED      THROUGH
Selected per share data                                   04/30/98    10/31/97    10/31/96
                                                          --------    --------    --------
Net asset value, beginning of period....................  $  10.49       10.21       10.00

INCOME FROM INVESTMENT OPERATIONS:
      Net investment income.............................      0.30        0.59        0.07
      Net realized and unrealized gain..................      0.12        0.28        0.21
                                                          --------    --------    --------
Total income from investment operations.................      0.42        0.87        0.28

LESS DISTRIBUTIONS:
      Dividends from net investment income..............      0.30        0.59        0.07
      Distributions from net realized gain..............      0.00        0.00        0.00
                                                          --------    --------    --------
Total distributions.....................................      0.30        0.59        0.07
                                                          --------    --------    --------

Net asset value, end of period..........................  $  10.61       10.49       10.21
                                                          ========    ========    ========

Total return ...........................................      4.06%**     8.86%       2.79%**
                                                          ========    ========    ========

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)................  $130,088     104,385      40,505
Ratio to average net assets of:
      Expenses, net of waivers and reimbursements.......      0.23%*      0.46%       0.89%*
      Expenses, before waivers and reimbursements.......      0.58%*      0.65%       0.89%*
      Net investment income,  net of waivers
           and reimbursements...........................      5.77%*      5.92%       5.59%*
      Net investment income, before waivers
           and reimbursements...........................      5.42%*      5.73%       5.59%*
Portfolio turnover rate.................................       120%        136%          4%
------------------------------------------------------------------------------------------------

* Annualized
** Not annualized

              See accompanying notes to the financial statements

                     STATEMENT OF ASSETS AND LIABILITIES
                            ASSET ALLOCATION FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except per share data

ASSETS
      Investments in securities, at value (cost - $214,192).................... $276,106
      Interest receivable......................................................      714
      Receivable for securities sold...........................................      426
      Dividends receivable.....................................................       74
      Cash.....................................................................       24
                                                                                --------


Total Assets...................................................................  277,344

LIABILITIES
      Payable for securities purchased.........................................    1,309
      Investment advisory fees payable.........................................      145
      Accrued expenses payable.................................................       74
                                                                                --------


Total Liabilities..............................................................    1,528
                                                                                --------

Net Assets..................................................................... $275,816
                                                                                ========

ANALYSIS OF NET ASSETS
      Paid in capital.......................................................... $210,074
      Accumulated net realized gain ...........................................    3,244
      Net unrealized appreciation..............................................   61,914
      Undistributed net investment income......................................      584
                                                                                --------

Net Assets..................................................................... $275,816
                                                                                ========

Net Asset Value Per Share  (based on net assets of $275,816 and 15,247 shares issued and outstanding).................................................. $  18.09
                                                                                ========

              See accompanying notes to the financial statements

                           STATEMENT OF OPERATIONS
                            ASSET ALLOCATION FUND
                   FOR THE SIX MONTHS ENDED APRIL 30, 1998
                                  UNAUDITED
In thousands

INVESTMENT INCOME
      Interest............................................... $ 1,876
      Dividends..............................................   1,071
                                                              -------

Total Investment Income......................................   2,947

EXPENSES
      Investment advisory fees...............................     677
      Fund administration fees...............................      52
      Fund accounting fees...................................      21
      Custodian fees.........................................       9
      Legal fees.............................................       6
      Transfer agent fees....................................       6
      Audit fees.............................................       6
      Registration fees......................................       5
      Trustees fees..........................................       3
      Other..................................................       3
                                                              -------

Total Expenses...............................................     788
Less:  Fee Waiver............................................     417
                                                              -------

Net Expenses.................................................     371
                                                              -------

Net Investment Income........................................   2,576

NET REALIZED AND UNREALIZED GAIN
      Net realized gain on sale of investments...............   2,672
      Change in net unrealized appreciation on investments...  23,179
                                                              -------

      Net realized and unrealized gain ......................  25,851
                                                              -------

Net Increase in Net Assets from Operations................... $28,427
                                                              =======

              See accompanying notes to the financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS
                            ASSET ALLOCATION FUND
                                  UNAUDITED

                                                           11/01/97     YEAR
In thousands                                               THROUGH      ENDED
                                                           04/30/98    10/31/97
                                                           --------    --------
INCREASE IN NET ASSETS FROM OPERATIONS
      Net investment income............................... $  2,576      2,545
      Net realized gain...................................    2,672      6,331
      Change in net unrealized appreciation...............   23,179     29,245
                                                           --------    -------
      Increase in net assets from operations..............   28,427     38,121

DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income...............................   (2,263)    (2,279)
      Net realized gain...................................   (5,607)      (290)
                                                           --------    -------
      Total distributions.................................   (7,870)    (2,569)

CAPITAL SHARE TRANSACTIONS
      Proceeds from sale of shares........................  112,479     72,743
      Reinvestment of distributions.......................    7,815      5,130
      Cost of shares redeemed ............................  (29,920)   (36,820)
                                                           --------    -------
      Increase in net assets from capital transactions....   90,374     41,053
                                                           --------    -------

Increase in net assets....................................  110,931     76,605
Net assets at beginning of year...........................  164,885     88,280
                                                           --------    -------

Net assets at end of year................................. $275,816    164,885
                                                           ========    =======

Undistributed net investment income....................... $    584        271
                                                           ========    =======

              See accompanying notes to the financial statements

                           SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION FUND
                                APRIL 30, 1998
                                  UNAUDITED


In thousands, except shares         SHARES     VALUE
                                  ----------  ---------
COMMON STOCKS
COMMON STOCKS - BASIC MATERIALS
CHEMICAL - 0.8%
Dupont De Nemours & Co.              21,716   $  1,581
Polymer Group, Inc.*                 47,274        579
                                              --------
                                                 2,160
PAPER & FOREST PRODUCTS - 0.9%
Caraustar Industries                 40,000      1,370
Fibermark, Inc.*                     60,000      1,238
                                              --------
                                                 2,608
                                              --------
Total Common Stocks - Basic
Materials - 1.7%                                 4,768

COMMON STOCKS - CAPITAL GOODS
AEROSPACE & DEFENSE - 2.5%
Boeing                               36,516      1,828
DeCrane Aircraft Holdings*           38,000        682
GM Hughes Electronics*               25,000      1,381
Kellstrom Industries, Inc.*          40,000      1,035
United Technologies Corp.            19,021      1,872
                                              --------
                                                 6,798
CONSTRUCTION -1.3%
Interface, Inc.                      87,251      3,703

ELECTRICAL EQUIPMENT - 1.9%
General Electric                     42,712      3,636
Triumph Group, Inc.*                 36,649      1,658
                                              --------
                                                 5,294

ENVIRONMENTAL - 3.6%
Allied Waste Industries, Inc.*      118,318      3,254
Newpark Resources, Inc.*             99,184      2,387
Philip Services Corp.*              190,000      1,437
Tyco International Ltd.               3,000        164


                                    SHARES     VALUE
                                  ----------  ---------

USA Waste Services, Inc.*            41,516   $  2,037
Waste Industries, Inc.*              25,000        511
                                              --------
                                                 9,790

MACHINERY/EQUIPMENT - 2.7%
AGCO Corp.                           64,016      1,712
Deere & Co.                          49,395      2,887
Illinois Tool Works                  16,364      1,154
Sundstrand Corp.                     23,637      1,632
                                              --------
                                                 7,385
                                              --------
Total Common Stocks - Capital
Goods - 12.0%                                   32,970

COMMON STOCKS - COMMUNICATION SERVICES
CELLULAR AND WIRELESS - 1.8%
Echostar Communications*             29,625        780
Paging Network, Inc.*                99,779      1,403
Panamsat Corp.*                      34,668      2,026
Vanguard Cellular Systems*           42,971        816
                                              --------
                                                 5,025

LONG DISTANCE - 0.2%
Star Telecommunications*            17,000        460

TELEPHONE - 0.8%
Cincinnati Bell                     35,000      1,339
Clearnet Communications*            30,728        428
Premiere Technologies*              12,500        398
                                             --------
                                                2,165
                                             --------
Total Common Stocks - Communication
Services  - 2.8%                                7,650

COMMON STOCKS - CONSUMER CYCLICAL
FURNITURE - 0.9%
Meadowcraft, Inc.*                 107,500      1,680


              See accompanying notes to the financial statements
                                      31

                           SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares         SHARES     VALUE
                                  ----------  ---------
Miller Herman, Inc.                  30,000   $    906
                                              --------
                                                 2,586

PRINTING & PUBLISHING - 2.0%
Getty Images, Inc.*                  56,000      1,281
Harcourt General, Inc.               17,998        939
Journal Register Co.*                35,700        806
Scholastic Corp.*                    36,800      1,371
Tribune Co.                          16,388      1,082
                                              --------
                                                 5,479

RESTAURANTS AND LODGING - 0.6%
Host Marriot Corp.*                  80,000      1,555

RETAIL - GENERAL - 0.8%
Home Depot                           23,637      1,646
Petsmart, Inc.*                      45,000        529
                                              --------
                                                 2,175
                                              --------
Total Common Stocks - Consumer
Cyclical - 4.3%                                 11,795

COMMON STOCKS - CONSUMER STAPLES
BEVERAGES - 1.3%
Coca-Cola Enterprises                45,000      1,699
Panamerican Beverages                45,758      1,825
                                              --------
                                                 3,524

BROADCASTING - 7.9%
American Radio Systems Corp.*         7,000        464
Canwest Global Comm Corp.            81,456      1,527
Chancellor Media Corp.*              80,550      3,821
Clear Channel Communications*        62,338      5,875
Cox Radio, Inc.*                     31,516      1,525
Jacor Communications*                15,000        853
Outdoor Systems, Inc.*               69,138      2,195
Time Warner, Inc.                    37,577      2,950


                                    SHARES     VALUE
                                  ----------  ---------

TV Azteca SA ADR                     62,500   $  1,164
Young Broadcasting Corp.*            30,000      1,500
                                              --------
                                                21,874

CONTAINER - 1.0%
Bway Corp.*                          35,455        933
Crown Cork & Seal                    10,000        521
Libbey, Inc.                         35,000      1,321
                                              --------
                                                 2,775

COSMETICS/TOILETRIES - 1.0%
Fort James Corp.                     53,651      2,662

ENTERTAINMENT - 1.6%
Viacom, Inc. A*                      11,912        688
Viacom, Inc. B*                      14,490        840
Walt Disney Co.                      23,682      2,944
                                              --------
                                                 4,472

FOOD PRODUCERS - 0.3%
Dean Foods Co                        15,000        703
Omega Protein Corp.*                  5,000         88
                                              --------
                                                   791

FOOD RETAILERS - 2.0%
Dominick's Supermarkets, Inc.*       27,261      1,092
Kroger*                              82,184      3,441
Safeway, Inc.*                       30,000      1,148
                                              --------
                                                 5,681
                                              --------
Total Common Stocks -
  Consumer Staples - 15.1%                      41,779

COMMON STOCKS - ENERGY
EXPLORATION/DRILLING - 2.1%
Core Laboratories N.V.*              86,000      2,440
Pride International, Inc.*           45,000      1,094
TransCoastal Marine Svcs, Inc.*      40,000        460


              See accompanying notes to the financial statements
                                      32

                           SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares         SHARES     VALUE
                                  ----------  ---------
Transocean Offshore, Inc.            31,258   $  1,747
                                              --------
                                                 5,741

OIL & GAS - DOMESTIC - 0.4%
Oryx Energy*                         25,000        653
R & B Falcon Corp.*                  20,000        641
                                              --------
                                                 1,294
OIL & GAS SERVICE - 2.2%
Eagle Geophysical, Inc.*             40,000        745
Petroleum Geo Services ADR *         36,789      2,419
Schlumberger                         17,500      1,450
Superior Energy Services, Inc.*     130,000      1,446
                                              --------
                                                 6,060
                                              --------

Total Common Stocks - Energy - 4.7%             13,095

COMMON STOCKS - FINANCE
BANKS - 3.4%
Banc One Corp.                       20,570      1,210
BankAmerica Corp.                    10,000        850
Bankboston Corp.                     10,000      1,079
Bankers Trust Corp.                  10,000      1,291
Chase Manhattan                       7,450      1,032
NationsBank Corp.                    36,626      2,774
State Street Corp.                    3,400        243
Texas Regional Bancshares            29,547        975
                                              --------
                                                 9,454
FINANCIAL SERVICES - 3.8%
Amresco, Inc.*                       35,000      1,269
Associates First Capital Corp.       25,758      1,925
Household International              10,000      1,314
Morgan Stanley Dean Witter           17,500      1,380
PMI Group, Inc.                      20,000      1,625
Sirrom Capital Corp.                 51,400      1,536


                                    SHARES     VALUE
                                  ----------  ---------

Student Loan Marketing Assn.         27,576   $  1,177
United PanAm Financial Co.*          10,000        133
                                              --------
                                                10,359
INSURANCE - 0.9%
American International Group         17,952      2,362

REAL ESTATE/REITS - 5.2%
Chastain Capital Corp.*              50,000        744
Colonial Properties Trust            51,350      1,524
Excel Legacy Corp.*                  50,300        264
Excel Realty Trust                   50,300      1,346
First Industrial Realty Trust        43,335      1,408
Hanover Capital Mortgage             55,500        957
Hanover Capital Mortgage Wts         55,500        194
Health Care REIT, Inc.               41,375      1,151
Imperial Credit Commercial           90,000      1,299
Kilroy Realty                        40,000      1,060
LaSalle Hotel Properties*            30,000        548
Mack-Cali Realty Corp.               33,122      1,244
Ocwen Asset Investment Corp.         82,000      1,507
Spieker Properties, Inc.             26,416      1,047
                                              --------
                                                14,293

SAVINGS AND LOAN - 0.5%
Washington Mutual, Inc.              21,200      1,485
                                              --------

Total Common Stocks - Finance - 13.8%          37,953

COMMON STOCKS - HEALTH CARE
DRUGS - 1.5%
Lilly Eli & Co.                      10,000        696
Merck & Co.                          14,758      1,778
Schering Plough Corp.                21,904      1,755
                                              --------
                                                 4,229


              See accompanying notes to the financial statements
                                      33

                           SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares         SHARES     VALUE
                                  ----------  ---------

MEDICAL PRODUCTS & SUPPLIES - 3.1%
Abbott Labs                          24,061   $  1,759
Becton Dickenson Co.                 30,758      2,142
Johnson & Johnson Co.                49,516      3,534
Ocular Sciences, Inc.*               35,000        980
                                              --------
                                                 8,415

MEDICAL SERVICES - 0.3%
Atria Communities, Inc.*             50,000        963
                                              --------

Total Common Stocks -
Health Care - 4.9%                              13,607

COMMON STOCKS - MISCELLANEOUS
PROFESSIONAL SERVICES - 1.4%
Billing Information Concepts*        65,316      1,829
Rental Service Group*                68,000      1,976
                                              --------

Total Common Stocks -
Miscellaneous - 1.4%                             3,805

COMMON STOCKS - TECHNOLOGY
COMMUNICATION EQUIPMENT - 0.6%
Amerilink Corp.*                     16,500        382
Glenayre Technologies *              46,143        724
Powerwave Technologies, Inc.*        33,637        635
                                              --------
                                                 1,741

COMPUTER RELATED- 3.8%
Compaq Computers Corp.               85,004      2,385
Dell Computer Corp.*                 15,000      1,211
EMC Corp Massachusetts, Inc.*        68,728      3,170
Hewlett-Packard Co.                  29,334      2,209
International Business Machines       6,000        695


                                    SHARES     VALUE
                                  ----------  ---------

Sun Microsystems*                    18,874   $    777
                                              --------
                                                10,447

COMPUTER SERVICES - 0.2%
Quanta Services, Inc.*               30,000        441

COMPUTER SOFTWARE - 2.0%
CSG Systems Intl, Inc.*              39,700      1,806
DSET Corp.*                          23,000        385
First Data                           37,677      1,276
Saville Systems Ireland ADR*         32,684      1,630
Simulation Sciences, Inc.*           30,000        299
                                              --------
                                                 5,396

PHOTOGRAPHY/IMAGING - 1.1%
Splash Technology Holdings*          36,500        680
Xerox Corp.                          21,800      2,474
                                              --------
                                                 3,154

SEMICONDUCTORS - 0.5%
Intel Corp                           17,500      1,414
                                              --------

Total Common Stocks - Technology - 8.2%        22,593

COMMON STOCKS - TRANSPORTATION
MISCELLANEOUS - 0.2%
C.H. Robinson Worldwide, Inc.        25,000        572

TRUCKING & SHIPPING - 0.3%
Heartland Express, Inc.*             35,758        890
                                              --------

Total Common Stocks
 - Transportation - 0.5%                         1,462
                                              --------

Total Common Stocks -  69.4%
(cost - $130,582)                              191,477


              See accompanying notes to the financial statements
                                      34

                           SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION FUND
                                APRIL 30, 1998
                                  UNAUDITED

                                  PRINCIPAL
In thousands, except shares        AMOUNT      VALUE
                                  ----------  ---------

U.S. GOVERNMENT SECURITIES
U.S. GOVERNMENT AGENCY - 4.0%
Federal  Home Loan Mortgage Corp.
5.470% due 05/08/98               $     570   $    569
5.440% due 05/28/98                  10,500     10,457
                                              --------
                                                11,026

U.S. GOVERNMENT OBLIGATIONS - 4.7%
U.S. Treasury Notes
6.000% due 05/31/98                   1,843      1,844
7.125% due 09/30/99                     661        674
7.750% due 01/31/00                   1,508      1,561
5.750% due 11/15/00                   7,000      7,022
6.500% due 08/31/01                   1,727      1,770
                                              --------
                                                12,871
                                              --------
Total U.S. Government Securities - 8.7%
(cost - $23,851)                                23,897

CORPORATE BONDS
AUTO & TRUCK - 0.4%
Chrysler Finance Corp.
6.950% due 03/25/02                   1,000      1,024

BANKS - 0.6%
NationsBank Corp.
7.500% due 09/15/06                   1,576      1,687

BEVERAGES - 0.0%
Canandaigua Wine
8.750% due 02/15/03                     100        103


                                  PRINCIPAL
                                   AMOUNT      VALUE
                                  ----------  ---------

BROADCASTING - 0.3%
Clear Channel Communications
2.625% due 04/01/03               $     750   $    750

CELLULAR & WIRELESS - 0.2%
Airtouch Communications
7.000% due 10/01/03                     788        813

COMPUTER SOFTWARE - 0.3%
Oracle Corp.
6.720% due 02/15/04                     750        762

CONSTRUCTION - 0.7%
Case Corp.
6.750% due 10/21/07                   1,000      1,018
Southdown, Inc.
10.00% due 03/01/06                     788        877
                                              --------
                                                 1,895

FOOD PRODUCERS - 1.1%
Nabisco Inc.
6.125% due 02/01/33                   3,000      2,960

FOOD RETAILERS - 0.4%
Kroger
7.650% due 04/15/07                   1,000      1,073

LEISURE TIME - 0.9%
Brunswick Corp.
6.750% due 12/15/06                     300        305


              See accompanying notes to the financial statements
                                      35

                           SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION FUND
                                APRIL 30, 1998
                                  UNAUDITED

                                  PRINCIPAL
In thousands, except shares        AMOUNT      VALUE
                                  ----------  ---------

Hilton Hotels Corp.
7.000% due 07/15/04               $   1,000   $    992
Royal Caribbean Cruises
7.000% due 10/15/07                   1,000      1,018
                                              --------
                                                 2,315

MACHINERY - 0.7%
John Deere Capital Co.
5.850% due 01/15/01                   2,000      1,992

METALS & MINING - 0.4%
Phelps Dodge
6.375% due 11/01/04                   1,000      1,002

PRINTING & PUBLISHING - 0.2%
Tribune Company
6.875% due 11/01/06                     800        827

REITS - 0.4%
Omega Healthcare Investors
6.950% due 08/01/07                   1,000        994

TELEPHONE - 0.3%
US West Capital Funding
6.850% due 01/15/02                     800        812

UTILITIES - ELECTRIC - 0.3%
Korea Electric Power
7.000% due 10/01/02                   1,000        912

UTILITIES - NATURAL GAS - 0.7%
Enron Corp
6.625% due 11/15/05                   1,000      1,009


                                 PRINCIPAL
                                  AMOUNT
                                 OR SHARES    VALUE
                                 ----------  ---------

6.500% due 12/01/07               $   1,000   $  1,008
                                              --------
                                                 2,017
                                              --------

Total Corporate Bonds - 7.9%
(cost - $21,632)                                21,938

CONVERTIBLE SECURITIES
CONVERTIBLE BOND - 1.9%
General Motors Acceptance Corp.
5.625% due 01/22/03                   1,300      1,282
Panamsat
6.000% due 01/15/03                   3,000      2,953
Waste Management, Inc.
6.625% due 07/15/02                   1,000      1,007
                                              --------
                                                 5,242

CONVERTIBLE PREFERRED STOCKS - 1.9%
Evergreen Media Corp.                10,000        978
Merrill Lynch STRYPES                22,243      1,625
Merrill Lynch Trust                  80,000      1,965
Microsoft Corp.                       6,700        624
                                              --------
                                                 5,192
                                              --------
Total Convertible Securities - 3.8%
(cost - $9,767)                                 10,434

COMMERCIAL PAPER
ASSET BACKED SECURITIES - 4.8%
Asset Securitization Corp.
5.520% due 05/08/98                   5,000      4,995
Preferred Receivables Funding
5.500% due 05/22/98                   8,115      8,089
                                              --------
                                                13,084


              See accompanying notes to the financial statements
                                      36

                           SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION FUND
                                APRIL 30, 1998
                                  UNAUDITED

                                  PRINCIPAL
In thousands, except shares        AMOUNT      VALUE
                                  ----------  ---------

AUTO & TRUCK - 0.1%
Ford Motor Credit Corp.
5.536% due 05/28/98               $     350   $    350

ELECTRICAL EQUIPMENT - 0.8%

General Electric Capital Corp.
5.573% due 06/19/98                   2,200      2,200

FINANCIAL SERVICES - 4.6%
American Express Credit Corp.
5.511% due 05/01/98                     150        150

5.513% due 05/04/98                     500        500
5.536% due 05/28/98                   1,000      1,000

5.537% due 06/03/98                     300        300
Merrill Lynch and Co.
5.510% due 05/29/98                   6,100      6,074
5.510% due 06/08/98                   4,655      4,628
                                              --------
                                                12,652
                                              --------
Total Commercial Paper - 10.3%
(cost - $28,286)                                28,286


                                  PRINCIPAL
                                   AMOUNT      VALUE
                                  ----------  ---------

DEMAND NOTE
UTILITY - ELECTRICAL - 0.0%
Wisconsin Electric
5.235% due 05/01/98
(cost - $74)                      $      74   $     74
                                              --------

TOTAL INVESTMENTS - 100.1%
(cost - $214,192)                              276,106

Liabilities, less cash
and other assets -  (0.1%)                        (290)
                                              --------

TOTAL NET ASSETS - 100.0%                     $275,816
                                              ========

*Non-income producing security



              See accompanying notes to the financial statements

                             FINANCIAL HIGHLIGHTS
                            ASSET ALLOCATION FUND
                                  UNAUDITED

                                                        11/01/97      YEAR        YEAR
                                                        THROUGH       ENDED       ENDED
Selected per share data                                 04/30/98     10/31/97    10/31/96
                                                       ----------    --------    --------
Net asset value, beginning of period.................  $    16.60       12.75       12.04

INCOME FROM INVESTMENT OPERATIONS:
      Net investment income..........................        0.20        0.27        0.31
      Net realized and unrealized gain...............        2.03        3.85        1.01
                                                       ----------    --------    --------
Total income from investment operations..............        2.23        4.12        1.32

LESS DISTRIBUTIONS:
      Dividends from net investment income...........        0.19        0.24        0.31
      Distributions from net realized gain...........        0.55        0.03        0.30
                                                       ----------    --------    --------
Total distributions..................................        0.74        0.27        0.61
                                                       ----------    --------    --------

Net asset value, end of period.......................  $    18.09       16.60       12.75
                                                       ==========    ========    ========

Total return.........................................       13.88%**    32.61%      11.06%
                                                       ==========    ========    ========

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands).............  $  275,816     164,885      88,280
Ratio to average net assets of:
      Expenses, net of waivers and reimbursements....        0.36%*      0.56%       0.87%
      Expenses, before waivers and reimbursements....        0.76%*      0.78%       0.87%
      Net investment income, net of waivers
           and reimbursements........................        2.46%*      1.90%       2.48%
      Net investment income, before waivers
           and reimbursements........................        2.06%*      1.68%       2.48%
Portfolio turnover rate..............................          13%         64%        120%
Average commission rate paid per share...............  $   0.0599      0.0593      0.0585
--------------------------------------------------------------------------------------------------

* Annualized
** Not annualized

              See accompanying notes to the financial statements

                            ASSET ALLOCATION FUND
                                  UNAUDITED
                                                            YEAR     03/03/94
                                                            ENDED    THROUGH
Selected per share data                                    10/31/95  10/31/94
                                                          ---------  --------

Net asset value, beginning of period..................... $    9.97    10.00

INCOME FROM INVESTMENT OPERATIONS:
      Net investment income..............................      0.24     0.17
      Net realized and unrealized gain...................      2.41     0.01
                                                          ---------  -------
Total income from investment operations..................      2.65     0.18

LESS DISTRIBUTIONS:
      Dividends from net investment income...............      0.24     0.16
      Distributions from net realized gain...............      0.34     0.05
                                                          ---------  -------
Total distributions......................................      0.58     0.21
                                                          ---------  -------

Net asset value, end of period........................... $   12.04     9.97
                                                          =========  =======

Total return.............................................     26.92%    1.84%**
                                                          =========  =======

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)................. $  73,775   10,189
Ratio of expenses to average net assets..................      0.96%    1.25%*
Ratio of net investment income to average net assets.....      2.73%    2.63%*
Portfolio turnover rate..................................        95%      64%

-------------------------------------------------------------------------------
* Annualized
** Not annualized

              See accompanying notes to the financial statements

                  STATEMENT OF ASSETS AND LIABILITIES
                           S&P 500 INDEX FUND
                             APRIL 30, 1998
                               UNAUDITED

In thousands, except per share data

ASSETS
      Investments in securities, at value (cost - $193,841).................... $250,146
      Dividends receivable.....................................................      226
      Variation margin.........................................................       33
      Interest receivable......................................................       21
                                                                                --------

Total Assets...................................................................  250,426

LIABILITIES
      Payable for fund shares redeemed.........................................   16,249
      Payable for securities purchased.........................................      352
      Payable to custodian.....................................................       81
      Accrued expenses payable.................................................       76
      Investment advisory fees payable.........................................       61
                                                                                --------

Total Liabilities..............................................................   16,819
                                                                                --------

Net Assets..................................................................... $233,607
                                                                                ========

ANALYSIS OF NET ASSETS
      Paid in capital..........................................................  174,198
      Accumulated net realized gain ...........................................    1,801
      Net unrealized appreciation..............................................   56,284
      Undistributed net investment income......................................    1,324
                                                                                --------

Net Assets..................................................................... $233,607
                                                                                ========

Net Asset Value Per Share  (based on net assets of $233,607 and 14,138 shares issued and outstanding).................................................. $  16.52
                                                                                ========

              See accompanying notes to the financial statements

                        STATEMENT OF OPERATIONS
                           S&P 500 INDEX FUND
                FOR THE SIX MONTHS ENDED APRIL 30, 1998
                               UNAUDITED
In thousands

INVESTMENT INCOME
      Dividends....................................................  $ 1,360
      Interest.....................................................      546
      Other .......................................................        1
                                                                     -------
Total Investment Income............................................    1,907

EXPENSES
      Investment advisory fees.....................................      296
      Fund administration fees.....................................       49
      Fund accounting fees.........................................       26
      Custodian fees...............................................        8
      Transfer agent fees..........................................        7
      Registration fees............................................        5
      Audit fees...................................................        5
      Legal fees...................................................        4
      Trustees fees................................................        3
      Other........................................................        2
                                                                     -------

Total Expenses.....................................................      405
Less:  Fee Waiver..................................................      197
                                                                     -------

Net Expenses.......................................................      208
                                                                     -------

Net Investment Income..............................................    1,699

NET REALIZED AND UNREALIZED GAIN
      Net realized gain on sale of investments.....................      188
      Net realized gain on futures contracts.......................    1,529
      Change in net unrealized appreciation on investments.........   35,961
      Change in net unrealized appreciation on futures contracts...       76
                                                                     -------

      Net realized and unrealized gain ............................   37,754
                                                                     -------

Net Increase in Net Assets from Operations.........................  $39,453
                                                                     =======


              See accompanying notes to the financial statements

                  STATEMENTS OF CHANGES IN NET ASSETS
                           S&P 500 INDEX FUND
                               UNAUDITED
                                                           11/01/97    YEAR
                                                           THROUGH     ENDED
In thousands                                               04/30/98   10/31/97
                                                           --------   --------
INCREASE IN NET ASSETS FROM OPERATIONS
      Net investment income............................... $  1,699      1,725
      Net realized gain...................................    1,717      4,249
      Change in net unrealized appreciation...............   36,037     19,397
                                                           --------   --------
      Increase in net assets from operations..............   39,453     25,371

DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income...............................   (1,957)      (145)
      Net realized gain...................................   (4,165)         0
                                                           --------   --------
      Total distributions.................................   (6,122)      (145)

CAPITAL SHARE TRANSACTIONS
      Proceeds from sale of shares........................  124,347     92,357
      Reinvestment of distributions.......................    6,122        182
      Cost of shares redeemed ............................  (48,805)   (25,005)
                                                           --------   --------
      Increase in net assets from capital transactions....   81,664     67,534
                                                           --------   --------

Increase in net assets....................................  114,995     92,760
Net assets at beginning of period.........................  118,612     25,852
                                                           --------   --------

Net assets at end of period............................... $233,607    118,612
                                                           ========   ========

Undistributed net investment income....................... $  1,324      1,582
                                                           ========   ========


              See accompanying notes to the financial statements

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares        SHARES     VALUE
                                  ---------  ---------
COMMON STOCKS
COMMON STOCKS - BASIC MATERIALS
CHEMICALS - 2.3%
Air Products & Chemicals, Inc.       2,939   $    256
Dow Chemical                         5,948        575
DuPont De Nemours & Co.             29,718      2,164
Eastman Chemical Co.                 2,062        142
Ecolab, Inc.                         3,402        108
FMC Corp.*                           1,031         80
Goodrich BF Co.                      1,593         86
Hercules, Inc.                       2,599        124
Monsanto Co.                        15,628        826
Nalco Chemical Co.                   1,754         70
PPG Industries                       4,702        332
Praxair, Inc.                        4,178        210
Rohm & Haas Co.                      1,654        178
Union Carbide Corp.                  3,255        158
                                             --------
                                                5,309

CHEMICALS-SPECIALTY - 0.2%
Englehard Corp.                      3,744         79
Great Lakes Chemical                 1,601         80
International Flavors & Fragrance    2,939        144
Morton International, Inc.           3,517        113
Sigma-Aldrich Corp.                  2,632        105
W.R. Grace & Co.*                    1,924         39
                                             --------
                                                  560

METALS & MINING - 0.7%
Alcan Aluminum Ltd.                  6,033        196
Aluminum Co. of America              4,594        356
Asarco, Inc.                         1,012         25
Barrick Gold Corp.                   9,842        221
Battle Mountain Gold Co.             6,033         43


                                   SHARES     VALUE
                                  ---------  ---------

Cyprus Amax Mineral Co.              2,478   $     43
Freeport McMoran Copper              5,109         96
Homestake Mining Co.                 3,871         45
Inco Ltd.                            4,386         77
Newmont Mining Corp.                 4,132        133
Phelps Dodge                         1,554        104
Placer Dome, Inc.                    6,294         93
Reynolds Metals                      1,901        125
                                             --------
                                                1,557

PAPER & FOREST PRODUCT - 0.8%
Bemis Co.                            1,393         62
Boise Cascade                        1,539         58
Champion International               2,578        139
Georgia Pacific Co.                  2,424        187
International Paper                  8,000        417
Louisiana-Pacific Co.                2,939         64
Mead Corp.                           2,686         93
Potlatch Corp.                         750         36
Stone Container Corp.                2,632         43
Temple Inland                        1,547        100
Union Camp Corp.                     1,854        112
Westvaco Corp.                       2,659         81
Weyerhaeuser Co.                     5,263        303
Willamette Industries                2,894        112
                                             --------
                                                1,807

STEEL - 0.2%
Allegheny Teledyne, Inc.             5,121        130
Armco, Inc.*                         2,886         20
Bethlehem Steel                      2,939         46
Inland Steel Industries              1,339         39
Nucor Corp.                          2,370        142
USX-US Steel                         2,270         89


              See accompanying notes to the financial statements
                                      43

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares        SHARES     VALUE
                                  ---------  ---------

Worthington Inds, Inc.               2,624   $     47
                                             --------
                                                  513
                                             --------
Total Common Stocks - Basic
Materials - 4.2%                                9,746

COMMON STOCKS - CAPITAL GOODS
AEROSPACE & DEFENSE - 1.4%
Boeing Co.                          26,320      1,318
General Dynamics Corp.               3,202        135
Lockheed Martin Corp.                5,071        565
Northrop Grumman Corp.               1,774        187
Rockwell International Corp.         5,279        295
United Technologies Corp.            6,202        611
                                             --------
                                                3,111

CONSTRUCTION - 0.4%
Case Equipment Corp.                 1,908        121
Centex Corp.                         1,646         57
Crane Co.                            1,275         69
Fluor Corp.                          2,170        103
Kaufman & Broad Home Corp.           1,031         30
Masco Co.                            4,332        251
McDermott International              1,493         62
Owens Corning                        1,393         58
Pulte Corp.                            569         29
                                             --------
                                                  780

ELECTRICAL EQUIPMENT - 3.8%
AMP, Inc.                            5,759        226
Emerson Electric Co.                11,666        742
General Electric                    86,098      7,329
Grainger WW, Inc.                    1,320        144
Honeywell                            3,355        312
Raychem                              2,270         91


                                  SHARES     VALUE
                                 ---------  ---------

Thomas & Betts Co.                   1,431   $     84
                                             --------
                                                8,928

ENVIRONMENTAL - 0.8%
Browning Ferris                      5,125        175
Johnson Controls                     2,170        129
Laidlaw, Inc.                        8,357        116
Millipore Corp.                      1,112         38
Thermo Electron Corp.*               4,000        159
Tyco International Ltd              15,048        820
Waste Management, Inc.              11,950        400
                                             --------
                                                1,837

MACHINERY - EQUIPMENT - 1.1%
Aeroquip - Vickers, Inc.               750         48
Briggs & Stratton                      650         29
Caterpillar, Inc.                    9,912        564
Cincinnati Milacron, Inc.            1,031         32
Cooper Industries                    3,239        217
Cummins Engine                       1,031         56
Deere & Co.                          6,610        386
Dover Co.                            5,886        232
Foster Wheeler Corp.                 1,085         30
General Signal Co.                   1,339         59
Harnischfeger                        1,266         36
Illinois Tool Works                  6,602        465
Ingersoll Rand Co.                   4,308        198
NACCO Industries                       194         33
Pall Corp.                           3,393         67
Parker Hannifin                      2,893        129
Timken Co.                           1,608         64
                                             --------
                                                2,645

OFFICE SUPPLIES - 0.2%
Avery Dennison Co.                   2,686        141


              See accompanying notes to the financial statements
                                      44

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares        SHARES     VALUE
                                  ---------  ---------

Moore Corp.                          2,332   $     37
Pitney Bowes, Inc.                   7,542        362
                                             --------
                                                  540
                                             --------
Total Common Stocks - Capital
Goods - 7.7%                                   17,841

COMMON STOCKS - COMMUNICATION SERVICES
CELLULAR & WIRELESS - 0.4%
Airtouch Communications*            13,258        704
Nextel Communications, Inc.*         7,650        219
                                             --------
                                                  923

LONG DISTANCE - 2.2%
AT & T Corp.                        42,730      2,566
MCI Communications                  18,360        924
Sprint Corp.                        11,350        775
Worldcom, Inc.*                     23,765      1,017
                                             --------
                                                5,282

TELEPHONE - 4.0%
Alltel Corp.                         4,856        208
Ameritech Corp.                     28,794      1,226
Bell Atlantic                       20,378      1,907
Bell South Corp.                    26,063      1,673
Frontier Corp.                       4,300        129
GTE Corp.                           25,139      1,469
SBC Communications, Inc.            48,162      1,996
US West, Inc. - Comm Group          12,689        669
                                             --------
                                                9,277
                                             --------
Total Common Stocks -
Communication Services - 6.6%                  15,482

COMMON STOCKS - CONSUMER CYCLICAL
APPAREL & TEXTILE - 0.4%
Fruit of The Loom, Inc.*             1,862         70


                                   SHARES     VALUE
                                  ---------  ---------

Liz Claiborne, Inc.                  1,808   $     89
National Service Inds.               1,139         62
Nike, Inc.                           7,633        364
Reebok International Ltd.            1,547         45
Russell Corp.                        1,031         28
Spring Industries                      602         33
VF Corp.                             3,154        164
                                             --------
                                                  855

AUTO & TRUCK - 1.6%
Chrysler Corp.                      17,133        689
Ford Motor Co.                      31,564      1,446
General Motors Corp.                18,568      1,251
ITT Industries, Inc.                 3,147        115
Navistar International*              1,862         56
Paccar, Inc.                         2,062        122
                                             --------
                                                3,679

AUTO PARTS - 0.5%
Cooper Tire & Rubber Co.             2,070         49
Dana                                 2,732        162
Eaton Corp.                          2,062        190
Echlin, Inc.                         1,601         76
Genuine Parts Co.                    4,720        170
Goodyear Tire & Rubber               4,178        292
Snap on Tools, Inc.                  1,601         68
TRW, Inc.                            3,209        169
                                             --------
                                                1,176

FURNITURE & APPLIANCES - 0.4%
Armstrong World Industries           1,031         88
Black & Decker                       2,470        128
Maytag Corp.                         2,532        130
Newell Co.                           4,205        203
Rubbermaid, Inc.                     3,971        114
Stanley Works                        2,324        119


              See accompanying notes to the financial statements
                                      45

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares        SHARES     VALUE
                                  ---------  ---------

Whirlpool Corp.                      1,962   $    141
                                             --------
                                                  923

PRINTING & PUBLISHING - 1.0%
American Greetings Co.               1,962         91
Deluxe Corp.                         2,116         71
Donnelley RR & Sons                  3,824        168
Dow Jones & Co.                      2,578        126
Dun & Bradstreet                     4,540        161
Gannett Co., Inc.                    7,488        509
Harcourt General, Inc.               1,908        100
Jostens, Inc.                        1,031         24
Knight Ridder, Inc.                  2,178        127
McGraw Hill Cos,, Inc..              2,632        204
Meredith Corp.                       1,346         58
New York Times                       2,532        180
Omnicom Group                        4,340        206
Times Mirror Co.                     2,586        158
Tribune Co.                          3,202        211
                                             --------
                                                2,394

LEISURE TIME - 0.3%
Brunswick Corp.                      2,632         86
Fleetwood Enterprises                  977         45
Harrah's Entertainment, Inc.*        2,686         70
Hasbro, Inc.                         3,355        123
Mattel, Inc.                         7,688        295
Mirage Resorts, Inc.*                4,700        104
                                             --------
                                                  723

RESTAURANTS & LODGING - 0.2%
Hilton Hotels Corp.                  6,602        211
Marriott International               6,710        221
                                             --------
                                                  432

RETAIL - DISCOUNT - 1.6%
Consolidated Stores*                 2,900        116


                                   SHARES     VALUE
                                  ---------  ---------

K Mart                              12,797   $    223
TJX Cos, Inc.                        4,316        191
Toys "R" Us, Inc.*                   7,472        206
Wal-Mart Stores, Inc.               59,320      2,999
Woolworth Corp.                      3,509         81
                                             --------
                                                3,816

RETAIL - GENERAL - 1.1%
Costco Companies, Inc.*              5,609        313
Dayton Hudson Corp.                  5,725        500
Dillard Dept. Stores                 2,893        106
Federated Department Stores*         5,571        274
May Department Stores                6,129        378
Mercantile Stores Co.                  958         70
Penny JC Co.                         6,533        464
Sears Roebuck & Co.                 10,319        612
                                             --------
                                                2,717

RETAIL SPECIALTY - 1.6%
Autozone, Inc.*                      4,000        121
Cendant Corp.*                      21,353        534
Circuit City Stores, Inc.            2,632        107
Gap, Inc.                           10,449        537
Home Depot, Inc.                    19,214      1,338
The Limited Ltd.                     7,146        240
Lowes Companies                      4,540        318
Nordstrom, Inc.                      2,016        132
Pep Boys - Manny, Mo, Jack           1,601         35
Sherwin Williams                     4,540        162
Tandy Corp.                          2,694        134
                                             --------
                                                3,658
                                             --------
Total Common Stocks -
Consumer Cyclical - 8.7%                       20,373


              See accompanying notes to the financial statements
                                      46

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares        SHARES     VALUE
                                  ---------  ---------

COMMON STOCKS - CONSUMER STAPLES
BEVERAGES - 3.3%
Anheuser-Busch Companies, Inc.      13,004   $    596
Brown Foremann                       1,854        105
Coca-Cola Co.                       65,107      4,940
Coors, Adolph, Inc.                  1,031         37
Pepsico, Inc.                       39,929      1,585
Seagrams Co. Ltd.                    9,357        399
                                             --------
                                                7,662

BROADCASTING - 1.5%
CBS, Inc.                           18,542        661
Clear Channel Communications*        3,100        292
Comcast Corp.                        9,172        328
Tele Communications, Inc.*          13,333        430
Time Warner, Inc.                   15,267      1,198
US West Media Group, Inc.*          16,067        607
                                             --------
                                                3,516

CONTAINERS - 0.2%
Ball Corp.                             823         32
Crown Cork & Seal                    3,355        175
Owens-Illinois, Inc.*                3,700        146
Sealed Air Corp.*                    2,281        143
Tupperware Corp.                     1,601         43
                                             --------
                                                  539

COSMETIC & TOILETRIES - 3.5%
Alberto-Culver Co.                   1,500         44
Avon Products, Inc.                  3,509        288
Cardinal Health, Inc.                2,900        279
Clorox Co.                           2,686        225
Colgate Palmolive Co.                7,742        694
CVS Corp.                            4,986        368
Fort James Corp.                     5,570        276
Gillette Co.                        14,812      1,710


                                   SHARES     VALUE
                                  ---------  ---------

Kimberly Clark                      14,500   $    736
Longs Drug Stores                    1,084         31
Procter & Gamble                    35,320      2,903
Rite Aid Corp.                       6,540        210
Walgreen Co.                        13,004        449
                                             --------
                                                8,213

ENTERTAINMENT - 1.2%
King World Productions, Inc.*        2,062         55
Walt Disney Co.                     17,759      2,208
Viacom, Inc. Class B*                9,242        536
                                             --------
                                                2,799

FOOD PRODUCERS - 2.7%
Archer-Daniels-Midland Co.          15,035        323
BestFoods                            7,434        408
Campbell Soup                       12,074        620
Conagra, Inc.                       12,496        365
General Mills                        4,178        282
H J Heinz Co.                        9,630        525
Hershey Foods                        3,724        273
Kellogg Co.                         10,842        447
Pioneer Hi-Bred International        5,448        206
Quaker Oats                          3,609        188
Ralston-Purina Group                 2,886        306
Sara Lee Corp.                      12,697        756
Unilever  ADR                       16,928      1,263
Vlasic Foods International*          1,207         28
Wrigley WM JR Co.                    3,093        275
                                             --------
                                                6,265

FOOD RETAILERS - 0.6%
Albertson's, Inc.                    6,383        319
American Stores Co.                  7,142        171
Giant Foods                          1,601         60
Great Atlantic & Pacific             1,031         32


              See accompanying notes to the financial statements
                                      47

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares        SHARES     VALUE
                                  ---------  ---------

Kroger*                              6,702   $    281
Super-Valu, Inc.                     1,554         68
Sysco Corp.                          9,096        217
Winn-Dixie Stores, Inc.              3,924        148
                                             --------
                                                1,296

RESTAURANTS - 0.6%
Dardeen Restaurants                  3,978         64
McDonalds Corp.                     18,022      1,115
Tricon Global Restaurants*           3,982        126
Wendys International                 3,455         83
                                             --------
                                                1,388

TOBACCO - 1.1%
Fortune Brands, Inc.                 4,540        167
Philip Morris Co., Inc.             63,807      2,381
UST, Inc.                            4,802        132
                                             --------
                                                2,680
                                             --------
Total Common Stock - Consumer
Staples - 14.7%                                34,358

COMMON STOCKS - ENERGY
COAL, GAS & PIPE - 0.1%
Anadarko Petroleum Corp.             1,600        117

EXPLORATION & DRILLING - 0.2%
Burlington Resources, Inc.           4,661        219
Helmerich & Payne                    1,166         36
Union Pacific Resources Group        6,612        158
                                             --------
                                                  413

OIL & GAS-DOMESTIC - 1.5%
Amerada Hess Corp.                   2,378        137
Amoco Corp.                         25,608      1,133
Apache Corp.                         2,400         85
Ashland, Inc.                        1,954        103


                                   SHARES     VALUE
                                  ---------  ---------

Atlantic Richfield                   8,464   $    660
Kerr-McGee Co.                       1,266         84
Occidental Petroleum                 8,964        264
Oryx Energy*                         2,686         70
Pennzoil Co.                         1,239         79
Phillips Petroleum Co.               6,964        345
Sun Co.                              1,862         75
Unocal Corp                          6,402        262
USX-Marathon                         7,633        273
                                             --------
                                                3,570

OIL & GAS-INTERNATIONAL - 5.0%
Chevron Corp.                       17,183      1,421
Exxon Corp.                         65,030      4,743
Mobil Corp.                         20,646      1,631
Royal Dutch Petroleum ADR           56,456      3,193
Texaco, Inc.                        14,428        887
                                             --------
                                               11,875

OIL & GAS-SERVICE - 0.9%
Baker Hughes, Inc.                   4,417        179
Dresser Industries                   4,548        240
Halliburton Co.                      6,886        379
Rowan Companies, Inc.*               2,270         67
Schlumberger                        12,996      1,077
Western Atlas, Inc.*                 1,393        110
                                             --------
                                                2,052
                                             --------

Total Common Stocks - Energy - 7.7%            18,027


COMMON STOCKS - FINANCE
BANK & BANK HOLDING COMPANY - 8.7%
Banc One Corp.                      16,937        996
Bank of New York                     9,865        583
BankAmerica Corp.                   18,292      1,555


              See accompanying notes to the financial statements
                                      48

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares        SHARES     VALUE
                                  ---------  ---------

Bankboston Corporation               3,824   $    413
Bankers Trust of New York            2,616        338
BB&T Corp.                           3,600        242
Chase Manhattan                     11,171      1,548
Citicorp                            12,043      1,812
Comerica, Inc.                       4,039        270
Fifth Third Bancorp                  6,043        332
First Chicago NBD Corp.              7,752        720
First Union Corp.                   25,511      1,540
Fleet Financial Group, Inc.          6,878        594
Huntington Bancshares                5,000        178
Key Corp.                           11,474        455
Mellon Bank                          6,710        483
Mercantile Bancorp                   3,400        188
Morgan (J.P.) & Co., Inc.            4,702        617
Nations Bank Corp.                  24,860      1,883
National City Corp.                  8,633        598
Northern Trust Co.                   2,900        212
Norwest Corp.                       19,906        790
PNC Bank Corp.                       7,980        482
Republic New York Corp.              1,447        194
State Street Corp.                   4,200        300
Sun Trust Banks, Inc.                5,633        459
Summit Bancorp                       4,600        231
Synovus Financial Corp.              4,600        162
US Bancorp                           6,447        819
Wachovia Corp.                       5,386        457
Wells Fargo & Co.                    2,359        869
                                             --------
                                               20,320

FINANCIAL SERVICES - 4.2%
American Express Co.                12,289      1,253
American General Corp.               6,363        424
Associates First Capital Corp.       8,272        618


                                   SHARES     VALUE
                                  ---------  ---------

Beneficial Corp.                     1,393   $    182
Charles Schwab Corp.                 6,900        241
Countrywide Credit Ind, Inc.         2,900        140
Fannie Mae                          27,840      1,667
Fed Home Loan Mortgage Corp.        18,292        847
Franklin Resources, Inc.             6,600        353
Green Tree Financial Corp.           3,663        149
Household International              2,878        378
Lehman Brothers Holdings             2,700        192
Marsh & McLennan Co.                 4,516        412
MBNA Corp.                          13,173        446
Merrill Lynch                        8,772        770
Morgan Stanley Dean Witter, Inc.    15,563      1,228
SunAmerica, Inc.                     5,100        255
Transamerica Corp.                   1,654        191
                                             --------
                                                9,746

INSURANCE - 4.2%
Allstate Corp.                      11,312      1,089
American International Group        18,452      2,428
Aon Corp.                            4,408        284
CHUBB Group                          4,494        355
Cigna Corp.                          1,962        406
Cincinnati Financial Corp.           1,400        178
Conseco, Inc.                        5,000        248
General RE Corp.                     2,062        461
Hartford Financial Services          3,147        349
Jefferson Pilot                      2,842        167
Lincoln National Corp.               2,686        239
Loews Corp.                          2,993        299
MBIA, Inc.                           2,370        177
MGIC Investment                      2,994        189
Progressive Corp.                    1,900        257
Providian Corp.                      2,478        149


              See accompanying notes to the financial statements
                                      49

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares        SHARES     VALUE
                                  ---------  ---------

Safeco Corp.                         3,301   $    165
St. Paul Companies                   2,170        184
Torchmark Corp.                      3,716        166
Travelers Group, Inc.               30,161      1,845
Unum Corp.                           3,716        200
                                             --------
                                                9,835

REAL ESTATE - 0.0%
Franchise Finance Corp.              2,300         62

SAVINGS & LOAN - 0.4%
Ahmanson H. F. & Co.                 2,939        224
Golden West Financial                1,547        163
Washington Mutual, Inc.              6,836        479
                                             --------
                                                  866
                                             --------
Total Common Stocks -
Finance - 17.5%                                40,829

COMMON STOCKS - HEALTH CARE
BIO-TECHNOLOGY - 0.2%
Allergan Specialty Therapy*             82          1
Amgen*                               6,918        412
                                             --------
                                                  413

DRUGS - 7.5%
ALZA Corp.*                          2,170        104
American Home Products Corp.        17,067      1,589
Bristol-Meyer/Squibb                26,216      2,776
Lilly Eli & Co.                     29,194      2,031
Merck & Co.                         31,542      3,801
Pfizer, Inc.                        33,950      3,864
Pharmacia & Upjohn, Inc.            13,361        562
Schering Plough Corp.               19,306      1,547
Warner-Lambert Co.                   7,172      1,357
                                             --------
                                               17,631


                                   SHARES     VALUE
                                  ---------  ---------

MEDICAL PRODUCTS & SUPPLIES - 2.7%
Abbott Labs                         20,238   $  1,480
Allergan                             1,654         69
Bard C.R., Inc.                      1,547         55
Bausch & Lomb, Inc.                  1,447         72
Baxter International, Inc.           7,372        409
Becton Dickinson Co.                 3,201        223
Biomet, Inc.                         2,893         87
Boston Scientific Corp.*             5,094        368
Guidant Corp.                        3,932        263
Johnson & Johnson Co.               35,289      2,519
Mallinckrodt, Inc.                   1,862         60
Medtronic, Inc.                     12,388        652
St. Jude Medical                     2,403         85
US Surgical Corp.                    2,001         63
                                             --------
                                                6,405

MEDICAL SERVICES - 0.9%
Aetna Life and Casualty Co.          3,998        323
Columbia/HCA Healthcare Corp.       16,998        560
Healthsouth Corp.*                  10,200        308
Humana, Inc.*                        4,232        114
Manor Care, Inc.                     1,601         56
Tenet Healthcare Corp.*              8,025        300
United Healthcare Corp.              5,002        351
                                             --------
                                                2,012
                                             --------
Total Common Stocks -
Health Care - 11.3%                            26,461

COMMON STOCKS - MISCELLANEOUS
DIVERSIFIED - 1.1%
Allied Signal, Inc.                 14,858        651
Cognizant Corp.                      4,240        218
Corning Corporation                  6,087        243


              See accompanying notes to the financial statements
                                      50

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares        SHARES     VALUE
                                  ---------  ---------

3M Co.                              10,842   $  1,023
Tenneco, Inc.                        4,440        191
Textron, Inc.                        4,332        339
                                             --------
                                                2,665

PROFESSIONAL SERVICES - 0.3%
H & R Block                          2,686        121
Interpublic GRP Companies, Inc.      3,274        209
Service Corp. International          6,641        274
                                             --------
                                                  604
                                             --------
Total Common Stocks -
Miscellaneous - 1.4%                            3,269

COMMON STOCKS - TECHNOLOGY
COMMUNICATION EQUIPMENT - 1.7%
Andrew Corp.*                        2,336         53
DSC Communications Corp.*            3,093         56
Lucent Technologies                 33,790      2,572
Northern Telecom                    13,820        841
Scientific - Atlanta, Inc.           2,062         49
Tellabs, Inc.*                       4,748        337
                                             --------
                                                3,908

COMPUTER RELATED - 5.0%
3 Com Corp.*                         9,086        311
Apple Computer, Inc.*                3,401         93
Cisco Systems, Inc.*                26,843      1,966
Compaq Computers Corp.              39,704      1,114
Data General Corp.*                  1,331         20
Dell Computer Corp.*                17,192      1,388
Digital Equipment*                   3,978        221
EMC Corp. Massachusetts*            12,982        599
Gateway 2000, Inc.*                  4,000        235
Hewlett-Packard Co.                 27,386      2,063
International Business Machines     25,564      2,962


                                   SHARES     VALUE
                                  ---------  ---------

Seagate Technology, Inc.*            6,371   $    170
Silicon Graphics, Inc.*              4,940         65
Sun Microsystems*                    9,804        404
Unisys Corp.*                        6,540        147
                                             --------
                                               11,758

COMPUTER - SERVICES - 0.8%
Automatic Data Processing, Inc.      7,687        515
Ceridian Corporation*                2,054        116
Computer Associates                 14,344        840
Computer Sciences*                   4,178        220
Equifax                              4,000        155
                                             --------
                                                1,846

COMPUTER - SOFTWARE - 3.4%
Adobe Systems, Inc.                  1,900         95
Autodesk, Inc.                       1,266         59
Bay Networks*                        5,502        129
Cabletron Systems*                   4,224         56
First Data                          11,166        378
General Instrument Co.*              3,963         89
HBO & Co.                            5,700        341
Microsoft Corp.*                    64,260      5,791
Novell, Inc.*                        9,188         92
Oracle Systems Corp.*               25,803        668
Parametric Tech Co.*                 6,800        217
Shared Medical System                  556         41
                                             --------
                                                7,956

ELECTRONICS - 1.0%
Applied Materials, Inc.*             9,596        347
EG&G                                 1,139         34
Harris Corp.                         2,062        100
LSI Logic Corp.*                     3,755        102
Motorola, Inc.                      15,682        872
National Semiconductor*              4,263         94


              See accompanying notes to the financial statements
                                      51

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares        SHARES     VALUE
                                  ---------  ---------

Perkin-Elmer Corp.                   1,185   $     81
Raytheon Co - Class B                8,994        510
Tektronix, Inc.                      1,356         58
                                             --------
                                                2,198

PHOTOGRAPHY & IMAGING - 0.7%
Eastman Kodak                        8,526        615
Ikon Office Solution                 3,455         84
Polaroid Corp.                       1,166         51
Xerox                                8,564        972
                                             --------
                                                1,722

SEMICONDUCTOR - 1.9%
Advanced Micro Devices*              3,709        103
Intel Corp.                         43,046      3,479
KLA-Tencor Corp.*                    2,200         89
Micron Technology, Inc.              5,571        173
Texas Instruments                   10,312        661
                                             --------
                                                4,505
                                             --------
Total Common Stocks -
Technology - 14.5%                             33,893

COMMON STOCKS - TRANSPORTATION
AIR TRANSPORTATION - 0.4%
AMR Corp.*                           2,424        369
Delta Airlines                       1,916        223
Southwest Airlines Co.               5,825        160
US Airways Group, Inc.*              2,401        171
                                             --------
                                                  923

RAILROAD - 0.6%
Burlington Northern Santa Fe         4,026        399
CSX Corp.                            5,771        303
Norfolk Southern Co.                 9,903        331
Union Pacific Corp.                  6,548        358
                                             --------
                                                1,391


                                  SHARES     VALUE
                                 ---------  ---------

TRUCKING - 0.1%
Federal Express*                     3,017   $    205
Ryder System Co.                     2,116         74
                                             --------
                                                  279
                                             --------
Total Common Stocks -
Transportation - 1.1%                           2,593

COMMON STOCKS - UTILITIES
ELECTRIC - 2.3%
Ameren Corp.                         3,632        144
American Electric Power Co.          5,002        239
Baltimore Gas & Electric             3,871        122
Carolina Power & Light               4,024        173
Central & Southwest Corp.            5,571        145
Cinergy Corp.                        4,183        146
Consolidated Edison                  6,141        278
Dominion Resources                   4,894        194
DTE Energy Co.                       3,817        150
Duke Power                           9,448        547
Edison International                10,058        300
Entergy Corp.                        6,387        159
First Energy Corp.                   6,024        182
FPL Group, Inc.                      4,748        295
General Public Utilities, Inc.       3,147        125
Houston Industries                   7,460        217
Niagara Mohawk Power                 3,717         46
Northern States Power                1,954        110
Pacificorp                           7,741        180
Peco Energy Co.                      5,833        139
PP & L Resources, Inc.               4,332        100
PG & E Corp.                        11,488        372
Public Service Enterprises           6,148        206
Southern, Co.                       18,098        480


              See accompanying notes to the financial statements
                                      52

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1998
                                  UNAUDITED

                                  PRINCIPAL
                                   AMOUNT
In thousands, except shares       OR SHARES   VALUE
                                  ---------  ---------

Texas Utilities Co.                  6,392   $    256
Unicom Corp.                         5,625        195
                                             --------
                                                5,500

NATURAL GAS - 0.7%
Coastal Corp.                        2,886        206
Columbia Energy Group                1,474        120
Consolidated Natural Gas             2,478        142
Eastern Enterprises                    542         23
Enron Corp.                          8,456        416
Nicor                                1,293         53
Oneok, Inc.                            850         34
Pacific Enterprises                  2,170         84
People's Energy Corp.                  904         33
Sonat, Inc.                          2,270        101
Williams Companies                  11,058        350
                                             --------
                                                1,562
                                             --------

Total Common Stocks - Utilities - 3.0%          7,062
                                             --------

Total Common Stocks - 98.4%
(cost - $173,629)                             229,934

U.S. GOVERNMENT SECURITIES
U.S. GOVERNMENT AGENCY - 2.4%
Federal Home Loan Mortgage Corp.
5.440% due 05/28/98               $  5,540      5,518

U.S. GOVERNMENT OBLIGATIONS - 1.4%
U.S. Treasury Bills
5.190% due 06/04/98                    300        299


                                  PRINCIPAL
                                   AMOUNT     VALUE
                                  ---------  ---------

4.960% due 07/02/98               $  2,800    $ 2,776
4.930% due 07/16/98                    100         99
                                              -------
                                                3,174
                                              -------
Total U.S. Government Securities - 3.8%
(cost - $8,692)                                 8,692

COMMERCIAL PAPER
AUTOMOBILES - 0.4%
Ford Motorcredit Corp.
5.536% due 05/28/98                    870        870

COMPUTERS - 2.1%
Avnet, Inc.
5.500% due 05/14/98                  5,000      4,990

FINANCIAL - 2.4%
American Express Credit Corp.
5.511% due 05/01/98                    150        150
5.512% due 05/01/98                    365        365
5.567% due 05/14/98                    200        200
5.567% due 05/15/98                  2,860      2,860
5.536% due 05/22/98                    200        200
5.536% due 05/28/98                    150        150
5.525% due 05/29/98                    990        990
5.537% due 06/03/98                    710        710
                                              -------
                                                5,625
                                              -------
Total Commercial Paper - 4.9%
(cost - $11,485)                               11,485


              See accompanying notes to the financial statements
                                      53

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1998
                                  UNAUDITED

                                  PRINCIPAL
In thousands, except shares        AMOUNT     VALUE
                                  ---------  ---------

DEMAND NOTE
UTILITY - ELECTRICAL - 0.0%
Wisconsin Electric
5.235% due 05/01/98
(cost - $35)                      $     35   $     35
                                             --------

TOTAL INVESTMENTS - 107.1%
(cost - $193,841)                             250,146

Liabilities, less
other assets -  (7.1%)                        (16,539)
                                             --------

TOTAL NET ASSETS - 100.0%                    $233,607
                                             ========

*Non-income producing security




              See accompanying notes to the financial statements

                             FINANCIAL HIGHLIGHTS
                              S&P 500 INDEX FUND
                                  UNAUDITED

                                                           11/01/97    YEAR      9/30/96
                                                           THROUGH     ENDED     THROUGH
Selected per share data                                    04/30/98   10/31/97   10/31/96
                                                           --------   --------   --------
Net asset value, beginning of period...................... $  14.15      10.77      10.00

INCOME FROM INVESTMENT OPERATIONS:
      Net investment income...............................     0.13       0.21       0.02
      Net realized and unrealized gain....................     2.95       3.19       0.77
                                                           --------   --------   --------
Total income from investment operations...................     3.08       3.40       0.79

LESS DISTRIBUTIONS:
      Dividends from net investment income................     0.23       0.02       0.02
      Distributions from net realized gain................     0.48       0.00       0.00
                                                           --------   --------   --------
Total distributions.......................................     0.71       0.02       0.02
                                                           --------   --------   --------

Net asset value, end of period............................ $  16.52      14.15      10.77
                                                           ========   ========   ========

Total return .............................................    22.53%**   31.58%      7.86%**
                                                           ========   ========   ========

RATIOS AND SUPPLEMENTAL DATA:
      Net assets, end of period (in thousands)............ $233,607    118,612     25,852
      Ratio to average net assets of:
           Expenses, net of waivers and reimbursements....     0.21%*     0.37%      0.71%*
           Expenses, before waivers and reimbursements....     0.41%*     0.49%      1.26%*
           Net investment income, net of waivers
                and reimbursements........................     1.71%*     1.66%      1.60%*
           Net investment income, before waivers
                and reimbursements........................     1.51%*     1.54%      1.05%*
      Portfolio turnover rate.............................        1%        13%         0%
      Average commission rate paid per share.............. $ 0.0361     0.0551     0.0338

---------------------------------------------------------------------------------------------

* Annualized
** Not annualized

              See accompanying notes to the financial statements

                     STATEMENT OF ASSETS AND LIABILITIES
                          INTERNATIONAL EQUITY FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except per share data

ASSETS
      Investments in securities, at value (cost - $57,661)..................... $65,395
      Foreign currency (cost - $583) ..........................................     584
      Receivable for securities sold...........................................     327
      Dividends receivable.....................................................     240
                                                                                -------

Total Assets...................................................................  66,546

LIABILITIES
      Payable for securities purchased.........................................     675
      Payable to custodian.....................................................     248
      Net unrealized depreciation on forward foreign currency contracts........     181
      Accrued expenses payable.................................................     150
      Investment advisory fees payable.........................................      88
                                                                                -------

Total Liabilities..............................................................   1,342
                                                                                -------

Net Assets.....................................................................  65,204
                                                                                =======

ANALYSIS OF NET ASSETS
      Paid in capital.......................................................... $ 57,135
      Accumulated net realized gain............................................      620
      Net unrealized appreciation..............................................    7,554
      Distributions in excess of net investment income.........................     (105)
                                                                                --------

Net Assets..................................................................... $ 65,204
                                                                                ========

Net Asset Value Per Share  (based on net assets of $65,204 and 5,354 shares issued and outstanding).................................................. $  12.18
                                                                                ========

              See accompanying notes to the financial statements

                           STATEMENT OF OPERATIONS
                          INTERNATIONAL EQUITY FUND
                   FOR THE SIX MONTHS ENDED APRIL 30, 1998
                                  UNAUDITED

In thousands
INVESTMENT INCOME
      Dividends (net of $68 for foreign taxes withheld)...............................  $  528
      Interest........................................................................     110
                                                                                        ------

Total Investment Income...............................................................     638

EXPENSES
      Investment advisory fees........................................................     268
      Custodian fees..................................................................      82
      Fund accounting fees............................................................      36
      Fund administration fees........................................................      14
      Transfer agent fees.............................................................       6
      Registration fees...............................................................       4
      Legal fees......................................................................       3
      Audit fees......................................................................       2
      Trustees fees...................................................................       1
                                                                                        ------

Total Expenses........................................................................     416
Less:  Fee Waiver.....................................................................      99
                                                                                        ------

Net Expenses..........................................................................     317
                                                                                        ------

Net Investment Income.................................................................     321

NET REALIZED AND UNREALIZED GAIN (LOSS)
      Net realized gain on sale of investments and foreign currency transactions......     570
      Net realized gain on forward foreign currency contracts.........................      47
      Change in net unrealized appreciation on investments and foreign currency.......   6,468
      Change in net unrealized depreciation on forward foreign currency contracts.....    (280)
                                                                                        ------

      Net realized and unrealized gain (loss).........................................   6,805
                                                                                        ------

Net Increase in Net Assets from Operations............................................  $7,126
                                                                                        ======

              See accompanying notes to the financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS
                          INTERNATIONAL EQUITY FUND
                                  UNAUDITED

                                                            11/01/97    YEAR
                                                            THROUGH     ENDED
In thousands                                                04/30/98   10/31/97
                                                            --------   --------

INCREASE IN NET ASSETS FROM OPERATIONS
      Net investment income................................ $    321       506
      Net realized gain....................................      617     1,691
      Change in net unrealized appreciation................    6,188     1,188
                                                            --------   -------
      Increase in net assets from operations...............    7,126     3,385

DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income................................   (2,001)      (55)
      Net realized gain....................................     (563)        0
      Distributions in excess of net investment income.....        0         0
                                                            --------   -------
      Total distributions..................................   (2,564)      (55)

CAPITAL SHARE TRANSACTIONS
      Proceeds from sale of shares.........................   18,443    27,669
      Reinvestment of distributions........................    2,564       134
      Cost of shares redeemed .............................  (13,508)   (3,167)
                                                            --------   -------
      Increase in net assets from capital transactions.....    7,499    24,636
                                                            --------   -------

Increase in net assets.....................................   12,061    27,966
Net assets at beginning of period..........................   53,143    25,177
                                                            --------   -------

Net assets at end of period................................ $ 65,204    53,143
                                                            ========   =======

Undistributed net investment income........................ $   (105)    1,577
                                                            ========   =======


              See accompanying notes to the financial statements

                           SCHEDULE OF INVESTMENTS
                          INTERNATIONAL EQUITY FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares        SHARES       VALUE
                                  ----------  ----------
COMMON STOCKS - FOREIGN
AUSTRALIA - 4.8%
Amcor Limited                        14,000   $      63
Boral Limited                        40,000          92
Brambles Industries Ltd               7,000         144
Broken Hill Proprietary Co           41,500         406
Coca-Cola Amatil                      8,000          61
CSR Limited Ord                      27,000          86
David Jones Limited                  75,000          86
Lend Lease Corp Ltd                   6,000         138
M.I.M. Holdings Ltd                  26,809          17
Mayne Nickless Ltd                   21,000         113
National Australia Bank Lts          29,000         412
News Corporation Ltd                 41,152         276
News Corporation Ltd Preferred       33,140         187
Orica Limited                         2,200          16
Pacific Dunlop                       41,000          76
Qantas Airways Limited               40,538          62
Rio Tinto Limited                    13,000         180
Santos Limited                       17,000          61
Telstra Corporation-Ins Recp         61,300         144
Westpac Bank                         48,000         322
WMC Limited                          33,000         117
Woolworths Ltd                       15,000          52
                                              ---------
                                                  3,111

BELGIUM - 4.1%
Delhaize-Le Lion                      2,850         189
Eaux Compagnie Gen Warrant            1,300           2
Electrabel Cap                        1,600         425
Fortis Ag                             1,375         388
Fortis Ag - Strip Vvpr                   75           0
Generale de Banquenpv                   400         231
Groupe Bruxelles Lambert                800         160


                                    SHARES      VALUE
                                  ----------  ----------

Kredietbank Npv                         450   $     254
Kredietbank Vvpr                          7           4
Petrofina Sa                            675         266
Royale Belge                            300         125
Soc Gen De Belgique Put/Wts             200           0
Societe Generale Belgique               800         123
Solvay Sa                             2,360         177
Tractabel Inv Intl Npv                1,800         215
Union Miniere Npv*                    1,264          95
                                              ---------
                                                  2,654
CANADA - 3.0%
Agrium Inc.                           4,500          70
Alcan Aluminum Ltd                    3,200         104
Bank of Montreal                      2,400         131
Barrick Gold Corp                     2,200          49
Canadian National Railway Co.         2,200         143
Canadian Pacific Ltd                  7,300         214
Hudsons Bay Co                        3,000          65
Imasco Ltd                            1,800          68
Imperial Oil Ltd                      2,600         143
Magna International                   1,000          75
Moore Corp. Ltd                       3,500          55
Newbridge Networks Corp.*             1,000          29
Noranda                               3,300          68
Nova Corp                             9,000         101
Potash Corp.                          1,000          89
Royal Bank of Canada                  2,900         173
Seagram Co Ltd                        1,400          60
Shaw Communications, Inc.             5,300          86
Telus Corp.                           2,000          54
Trans Canada Pipeline                 4,400          98
Westcoast Energy                      2,200          52
                                              ---------
                                                  1,927


              See accompanying notes to the financial statements
                                      59

                           SCHEDULE OF INVESTMENTS
                          INTERNATIONAL EQUITY FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares        SHARES       VALUE
                                  ----------  ----------

FINLAND - 2.7%
Cultor Oy                               600   $      35
Merita Ltd                           30,900         207
Metsa Serla - B                       4,900          51
Nokia Ab - A                         14,800         994
Outokumpu                             5,900          83
Rauma Oy                                  1           0
Sampo Insurance Co                    2,300         104
Upm-Kymmene Oy                        8,100         243
Valmet Oy                             3,800          63
                                              ---------
                                                  1,780
FRANCE - 7.8%
Alcatel-Alsthom                       1,200         222
Axa Uap                               2,600         305
Banque Nationale De Paris             2,800         236
Carrefour                               300         172
Cie Fin Paribas                       1,860         198
Clf - Dexia France                    1,300         157
Compagnie De Saint-Gobain             1,425         237
Compagnie Generale Des Eaux           1,800         334
Eridania Beghin Say Sa                  500         108
France Telecom Sa                     5,300         288
Gruope Danone                           800         189
L'Air Liquide                           590         109
Lafarge                               1,191         112
Lagardere SCA                         4,000         153
Michelin (Cgde)                       2,421         152
Pechiney Sa                           2,147          96
Peugeot Sa                            1,200         208
Pinault Printemps Redoute Sa            180         134
Rhone-Poulenc                         4,682         229
Seita                                 4,500         202
Soc Natl Elf Aquit                    2,100         275


                                   SHARES      VALUE
                                  ----------  ---------

Societe Generale                      1,187   $     247
Suez Lyonnaise Des Eaux               1,936         328
Thomson CSF                           3,800         150
Total Sa                              1,600         190
Unisor Sacilor                        3,800          57
                                              ---------
                                                  5,088

GERMANY - 8.8%
Allianz Ag                            1,800         554
Allianz Ag Rights                       251          77
Basf Ag                               2,940         131
Bayer Ag                              7,240         322
Bayerische Motoren Werke Ag             170         188
Commerzbank Ag                        1,560          60
Continental Ag                        6,500         185
Daimler Benz Ag                       2,870         280
Deutsche Bank Ag                      4,090         315
Deutsche Telekom Ag                  20,100         509
Dresdner Bank Ag                      5,900         319
Hochtief Ag                           1,700          71
Hoechst Ag                            2,300          93
Man Ag                                  340         115
Mannesmann Ag                           320         254
Metro Ag                              4,050         200
Muenchener Rueckver Ag-reg            1,000         457
Preussag Ag                             550         196
Rwe Ag                                3,570         182
Schering Ag                           1,800         193
Siemens Ag                            5,820         341
Thyssen Ag                              700         160
Veba Ag                               4,220         279
Volkswagen Ag                           355         283
                                              ---------
                                                  5,764


              See accompanying notes to the financial statements
                                      60

                           SCHEDULE OF INVESTMENTS
                          INTERNATIONAL EQUITY FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares        SHARES       VALUE
                                  ----------  ----------

HONG KONG - 0.4%
Cheung Kong (Hldgs)                   6,000   $      40
China Light & Power                   4,000          19
Citic Pacific Ltd                     7,000          21
Hang Seng Bank                        3,300          28
Hong Kong Telecomm                   19,600          37
Hong Kong & China Gas                20,900          28
Hong Kong & China Gas Wts               950           0
Hutchison Whampoa Ltd                 9,000          56
Johnson Electric (Hldgs)              4,000          14
Sun Hung Kai Properties               4,000          24
                                              ---------
                                                    267
ITALY - 4.8%
Aeroporti Di Roma
Assicurazioni Generali               10,092         304
Banca Commerciale Italiana           20,000         101
Credito Italiano ITL                 36,000         189
Danieli Rights                       17,000           5
Danieli Risp (Savings)               17,000          90
Edison Spa                            9,000          76
Ente Nazionale Idrocarburi           77,000         517
Fiat Spa-Priv                        74,890         185
Ina - Istitut Naz Assicur            41,000         123
Instituto Bancario Sa                 8,000         116
Instituto Mobiliare Italinao         12,000         196
Italgas (Soc Ital)                   16,600          77
Montedison                          146,300         185
Parmalat Finanziaria Spa             44,000          99
Rinascente                           10,800         108
Telecom Italia Mobile Di Risp        46,300         168
Telecom Italia Spa                   29,665         222
Telecom Italia-RNC                   27,300         144


                                   SHARES      VALUE
                                  ----------  ---------

Tim SPA                              37,000   $     211
                                              ---------
                                                  3,116
JAPAN - 15.6%
Amada Co                             21,000          85
Canon Inc                            17,000         403
Cannon Sales Co Inc                   7,000          94
Citizen Watch Co                     20,000         135
Dai Nippon Printing Co Ltd           19,000         324
Daiichi Pharm Co                     17,000         244
Daikin Industries                    21,000         103
Daiwa House                          11,000          89
Denso Corporation                    11,000         189
Fanuc Co                              8,900         329
Fujitsu Ltd                          13,000         152
Hitachi                              41,000         294
Honda Motor Co                        8,000         291
Hoya Corp.                            5,000         166
Inax                                 10,000          37
Ito-Yokado Co Ltd                     8,000         415
Kaneka Corp                          21,000         111
Keio Teito Electric Railway          24,000          92
Kinki Nippon Railway                 24,000         123
Kirin Brewery Co Ltd                 23,000         201
Kokuyo                                7,000         120
Kuraray Co Ltd                       26,000         220
Kyocera Corp 1st Sec                  2,700         142
Marui Co.                            11,000         174
Matsushita Electric Indl Co          31,000         497
Ngk Insulators 1st Section           34,000         300
Nintendo                              2,100         193
Nippon Meat Packer                   14,000         191
Nippon Steel Co 1st Sec              17,000          27


              See accompanying notes to the financial statements
                                      61

                           SCHEDULE OF INVESTMENTS
                          INTERNATIONAL EQUITY FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares        SHARES       VALUE
                                  ----------  ----------

Okumura                              23,000   $      85
Omron Corp.                           6,000          94
Osaka Gas                            40,000          90
Sankyo Co Ltd                        15,000         372
Secom                                 5,000         295
Sega Enterprises                      3,000          50
Seino Transportation                 14,000          81
Sekisui House Ltd 1st Sec            19,000         149
Sony Corp                             5,200         433
Sumitomo Bank                        13,000         123
Sumitomo Chemical Co.                25,000          66
Sumitomo Electric                    17,000         203
Takeda Chemical                      13,000         372
TDK Corp                              4,000         317
The Bank of Tokyo-Mitsubishi         19,000         236
Tokio Marine & Fire                  19,000         207
Tokyo Elec Pwr First Sec              5,000          96
Tonen Corp                           15,000          84
Toray Industries Inc                 53,000         286
Toshiba Corp 1st Sec                 49,000         228
Toyo Suisan Kaisha                   11,000          71
Toyota Motor Corporation             14,000         366
Yamazaki Baking Co Ltd               10,000         101
                                              ---------
                                                 10,146

MALAYSIA - 1.0%
Berjaya Group BHD                     4,000           9
Hume Industries  BHD                 22,000          18
Kuala Lumpur Kepon Berhad            40,000          93
Land & General Bhd                   22,000           5
Malayan Banking                      12,000          35
Malaysia Int Shipping                20,000          35
Nestle (Malaysia) BHD                12,000          64


                                   SHARES       VALUE
                                  ----------  ----------

New Straits Times Press              21,000   $      24
Perusahaan Otomobil Nasional         10,000          12
Petronas Gas BHD                     12,000          29
Public Bank BHD                       7,800           3
Public Bank BHD-Foreign Mkt          24,600          12
Resorts World BHD                    15,000          29
Rothmans of Pall Mall BHD             9,000          74
Sime Darby Malay Regd                35,000          31
Telekom Malaysia                     34,000         102
Tenaga Nasional BHD                  35,000          70
UWM Holdings Berhad                   7,000           6
YTL Corp BHD                         18,000          28
YTL Power Intl*                      10,500           9
                                              ---------
                                                    688

NETHERLANDS - 4.5%
Abn-Amro Holdings                     9,833         239
Akzo Nobel                              300          61
Elsevier                             10,200         154
Heineken NV                             800         186
ING Groep                             5,699         370
KLM                                   1,723          68
Koninklijke Hoogovens                 1,237          56
KPN                                   4,943         255
Nordbanken Holding Ab                20,800         153
Philips Electronics                   3,100         273
Polygram NV                           2,000          83
Royal Dutch Petrol                   13,400         739
Unilever                              4,400         313
                                              ---------
                                                  2,950

NEW ZEALAND - 3.6%
Brierley Investments Ltd            499,000         288
Carter Holt Harvey Ltd              173,000         230


              See accompanying notes to the financial statements
                                      62

                           SCHEDULE OF INVESTMENTS
                          INTERNATIONAL EQUITY FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares        SHARES       VALUE
                                  ----------  ----------

Fletcher Challenge Building          57,000   $     115
Fletcher Challenge Energy            63,000         215
Fletcher Challenge Paper            113,000         166
Fletcher Forestry Shares            122,880          80
Lion Nathan Ltd                      64,000         170
Telecom Corp of New Zealand         236,000       1,121
                                              ---------
                                                  2,385

SINGAPORE - 1.4%
City Developments                    12,000          52
Creative Technology Limited*          2,000          42
Dbs Land                             22,000          33
Dev Bank                             12,100          80
Elec & Eltek Intl Co. Ltd             2,200          13
Faser & Neave                         4,000          18
Hotel Properties                     39,000          20
Keppel Corporation                    5,750          15
Keppel Land Ltd                      15,000          18
Natsteel Ltd                          8,000          10
Overseas Chinese Bank                19,600         103
Rothmans Industries                   2,000          10
Singapore Int'l Airlines, Regd       19,000         124
Singapore Press Hds                   8,932          99
Singapore Tech Engineering           21,000          18
Singapore Telecom                    88,000         151
UTD Overseas Bank                    16,000          76
Venture Manufacturing                 3,000          11
Wing Tai Hldgs Sg                    16,000          13
                                              ---------
                                                    906

SWEDEN - 1.6%
Abb As                                3,900          63
Astra As                              9,000         185
Electrolux Ab                           600          56


                                   SHARES       VALUE
                                  ----------  ----------

Ericsson Lm                           4,900   $     258
Hennes & Mauritz Ab                   1,300          68
Skandia Forsakrings Ab                  800          56
Skanska AS                            1,200          56
Svenska Handelsbanken                 1,900          86
Swedish Match Ab                     32,200         111
Volvo Ab                              3,300          96
                                              ---------
                                                  1,035

SWITZERLAND - 5.8%
Abb Ag                                   60          98
Credit Suisse Group                   2,097         461
Holderbank Fn Glarus                    111         118
Julius Baer Holding Ag                   53         146
Nestle Sa                               255         495
Novartis -Reg Shs                       548         906
Roche Holding Ag0 Regd                   65         659
Sairgroup                                63          82
Saurer Ag                               117         118
Schw Ruckversicherungs                  149         329
Schweiz Leb & Rentenanst                105          89
Sulzer Gebuder Ag                       117          84
Ubs (Schw Bankgesellsch) Br             115         185
                                              ---------
                                                  3,770

UNITED KINGDOM - 23.4%
Abbey National Ord                   15,000         279
Barclays Plc                         11,000         316
Bass Plc                              7,482         144
Bat Industries                       71,000         678
Bg Plc                               33,676         179
Billiton Plc                         70,000         201
BOC Group Plc                         5,000          86
Booker Plc                           31,000         138


              See accompanying notes to the financial statements
                                      63

                           SCHEDULE OF INVESTMENTS
                          INTERNATIONAL EQUITY FUND
                                APRIL 30, 1998
                                  UNAUDITED


In thousands, except shares        SHARES       VALUE
                                  ----------  ----------

British Petroleum Ord                53,897   $     851
British Sky Broadcasting             24,500         179
British Steel Plc                   132,000         351
British Telecommunciations           58,000         630
BTR Ord                              28,000          93
Cable and Wireless Ord               15,000         172
Cadbury Schweppes Plc                20,000         293
Centrica Plc*                         5,000           9
Charter Plc                          19,846         223
Coats Viyella Plc                   134,000         208
Diageo Plc                           26,920         322
Fki Plc                              85,000         293
General Electric Co                  57,000         466
Glaxo Holdings Ord                   31,500         891
Great Universal Stores               12,000         183
Greenalls Group Plc                  21,500         174
Hanson Plc                           30,750         181
Hillsdown Holdings                  100,000         298
House of Fraser Plc                  77,000         207
Hsbc Holdings Ord                    16,000         503
Inchcape                             40,000         149
Jefferson Smurfit Group Plc          66,702         245
Legal & General Group Plc            17,000         202
Lloyds TSB Group Plc                 51,000         765
Marks & Spencer Plc                  40,500         385
Mirror Group Plc                     63,000         194
National Westminster Bank Plc        11,500         230
Northern Foods Ord                   15,000          56
Peninsular & Orient Steam Nav        27,000         401
Prudential Corp.                      8,500         121


                                  PRINCIPAL
                                   AMOUNT
                                  OR SHARES     VALUE
                                  ----------  ----------

Reckitt & Colman Plc                  7,800   $     157
Reed International Plc               23,000         203
Reuters Holdings Ord                 13,300         144
Rio Tinto Plc                        17,500         251
RJB Mining Plc                       41,000          82
Royal Sun Alliance                   20,966         233
Scottish Hydro-electric Plc          21,500         212
Sears Ord                            97,000          98
Sedgwick Group Plc                   64,000         165
Smithkline Beecham Plc               38,000         455
Tate & Lyle Ord                      23,500         192
Tesco                                27,500         258
Thames Water Plc                     18,500         304
Unilever Ord                         40,000         428
United News & Media Plc              14,000         190
Vodafone Group Ord                   21,708         239
Williams Holding Plc                 43,000         329
                                              ---------
                                                 15,236
                                              ---------

Total Common Stocks -
Foreign - 93.3 % (cost - $53,039)                60,823

COMMERCIAL PAPER
ASSET BACKED SECURITY - 3.2%
Ciesco L.P.
5.530% due 05/01/98               $   2,073       2,073

FINANCIAL SERVICES - 3.8%
Lehman Brothers Holdings
5.550% due 05/04/98                   2,500       2,499
                                              ---------


              See accompanying notes to the financial statements
                                      64

                           SCHEDULE OF INVESTMENTS
                          INTERNATIONAL EQUITY FUND
                                APRIL 30, 1998
                                  UNAUDITED

                                  PRINCIPAL
In thousands, except shares        AMOUNT       VALUE
                                  ----------  ----------

Total Commercial Paper - 7.0%
(cost - $4,572)                               $   4,572
                                              ---------

TOTAL INVESTMENTS - 100.3%
(cost - $57,611)                                 65,395

Liabilities, less foreign currency
and other assets - (0.3%)                          (191)
                                              ---------

TOTAL NET ASSETS - 100.0%                     $  65,204
                                              =========

*Non-income producing security









              See accompanying notes to the financial statements

                           INDUSTRY DIVERSIFICATION
                          INTERNATIONAL EQUITY FUND
                                   4/30/98
                                  UNAUDITED

As a percentage of net assets

NON - U.S. EQUITIES
      Aerospace & military technology..............  0.23
      Appliances and household durable.............  1.93
      Automobiles..................................  2.92
      Banking...................................... 11.51
      Beverages and tobacco........................  2.61
      Broadcasting and publishing..................  2.46
      Building materials and components............  1.53
      Business and public services.................  3.95
      Chemicals....................................  2.67
      Construction and housing.....................  0.74
      Data processing and reproduction.............  0.85
      Electrical and electronics...................  5.20
      Electronic components........................  1.56
      Energy sources...............................  5.86
      Financial services...........................  1.22
      Food and household products..................  4.31
      Forest products and paper....................  1.64
      Gold mines...................................  0.07
      Health and personal care.....................  7.04
      Industrial components........................  1.69
      Insurance....................................  5.89
      Leisure and tourism..........................  0.57
      Machinery and engineering....................  1.05
      Merchandising................................  4.27
      Metals - steel...............................  1.02
      Metals - non ferrous.........................  1.93
      Miscellaneous materials and commodities......  0.14
      Multi-industry...............................  3.95
      Real estate..................................  0.50
      Recreation and other consumer goods..........  0.71
      Telecommunications...........................  7.19
      Textiles and apparel.........................  0.35
      Transportation - airlines....................  0.51
      Transportation - road and rail...............  0.67
      Transportation - shipping....................  0.67


              See accompanying notes to the financial statements

                           INDUSTRY DIVERSIFICATION
                          INTERNATIONAL EQUITY FUND
                                   4/30/98
                                  UNAUDITED

      Utilities - electrical and gas...............  3.43
      Wholesale and international trade............  0.46
                                                   ------

                                                    93.30
COMMERCIAL PAPER
      Asset backed security........................  3.20
      Finance - miscellaneous......................  3.80
                                                   ------

TOTAL INVESTMENTS..................................100.30

Liabilities, less foreign currency and other assets (0.30%)
                                                   ------

TOTAL NET ASSETS...................................100.00%
                                                   =======








              See accompanying notes to the financial statements

                             FINANCIAL HIGHLIGHTS
                          INTERNATIONAL EQUITY FUND
                                  UNAUDITED

                                                       11/01/97    YEAR      09/03/96
                                                       THROUGH     ENDED     THROUGH
Selected per share data                                04/30/98   10/31/97   10/31/96
                                                       --------   --------   --------
Net asset value, beginning of period.................. $ 11.34       10.20      10.00

INCOME FROM INVESTMENT OPERATIONS:
      Net investment income...........................    0.07        0.11       0.02
      Net realized and unrealized (loss) gain.........    1.32        1.05       0.21
                                                       -------    --------   --------
Total income from investment operations...............    1.39        1.16       0.23

LESS DISTRIBUTIONS:
      Dividends from net investment income............    0.43        0.02       0.03
      Distributions from net realized gain............    0.12        0.00       0.00
                                                       -------    --------   --------
Total distributions...................................    0.55        0.02       0.03
                                                       -------    --------   --------

Net asset value, end of period........................ $ 12.18       11.34      10.20
                                                       =======    ========   ========

Total return .........................................   12.87%**    11.34%      2.32%**
                                                       =======    ========   ========

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands).............. $65,204      53,143     25,177
Ratio to average net assets of:
      Expenses, net of waivers and reimbursements.....    1.12%*      1.40%      1.46%*
      Expenses, before waivers and reimbursements.....    1.47%*      1.61%      1.46%*
      Net investment income, net of waivers
           and reimbursements.........................    1.13%*      1.14%      1.52%*
      Net investment income, before waivers
           and reimbursements.........................    0.78%*      0.93%      1.52%*
Portfolio turnover rate...............................      25%         27%         0%
Average commission rate paid per share................ $0.0246      0.0262     0.0264

----------------------------------------------------------------------------------------

* Annualized
** Not annualized


              See accompanying notes to the financial statements

                     STATEMENT OF ASSETS AND LIABILITIES
                               REIT INDEX FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except per share data

ASSETS
      Investments in securities, at value (cost - $63,217)................... $ 73,521
      Dividends receivable...................................................      145
                                                                              --------

Total Assets.................................................................   73,666

LIABILITIES
      Payable for fund shares redeemed.......................................      550
      Accrued expenses payable...............................................       40
      Investment advisory fees payable.......................................       22
                                                                              --------

Total Liabilities............................................................      612
                                                                              --------

Net Assets................................................................... $ 73,054
                                                                              ========

ANALYSIS OF NET ASSETS
      Paid in capital........................................................ $ 61,688
      Accumulated net realized loss..........................................     (138)
      Net unrealized appreciation............................................   10,304
      Undistributed net investment income....................................    1,200
                                                                              --------

Net Assets................................................................... $ 73,054
                                                                              ========

Net Asset Value Per Share  (based on net assets of $73,054 and 5,566 shares issued and outstanding)................................................ $  13.12
                                                                              ========

              See accompanying notes to the financial statements

                           STATEMENT OF OPERATIONS
                               REIT INDEX FUND
                   FOR THE SIX MONTHS ENDED APRIL 30, 1998
                                  UNAUDITED

In thousands

INVESTMENT INCOME
   Dividends.................................... $ 2,375
   Interest.....................................       9
                                                 -------

Total Investment Income.........................   2,384

EXPENSES
   Investment advisory fees.....................     290
   Fund administration fees.....................      24
   Fund accounting fees.........................      16
   Custodian fees...............................       9
   Registration fees............................       6
   Transfer agent fees..........................       6
   Audit fees...................................       3
   Legal fees...................................       3
   Trustees fees................................       2
   Other........................................       1
                                                 -------

Total Expenses..................................     360
Less:  Fee Waiver...............................     242
                                                 -------

Net Expenses....................................     118
                                                 -------

Net Investment Income...........................   2,266

NET REALIZED AND UNREALIZED LOSS
   Net realized loss on sale of investments.....     (60)
   Change in net unrealized appreciation on
   investments..................................  (2,894)
                                                 -------

      Net realized and unrealized loss..........  (2,954)
                                                 -------

Net Decrease in Net Assets from Operations...... $  (688)
                                                 =======


              See accompanying notes to the financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS
                               REIT INDEX FUND
                                  UNAUDITED

                                                                     11/01/97     YEAR
                                                                     THROUGH      ENDED
In thousands                                                         04/30/98    10/31/97
                                                                     --------    --------
INCREASE IN NET ASSETS FROM OPERATIONS
      Net investment income......................................... $  2,266       2,825
      Net realized (loss) gain......................................      (60)        598
      Change in net unrealized appreciation.........................   (2,894)     12,744
                                                                     --------    --------
      (Decrease) increase in net assets from operations.............     (688)     16,167

DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income.........................................   (3,388)       (639)
      Net realized gain.............................................     (672)         (4)
                                                                     --------    --------
      Total distributions...........................................   (4,060)       (643)

CAPITAL SHARE TRANSACTIONS
      Proceeds from sale of shares..................................   13,454      66,295
      Reinvestment of distributions.................................    4,059         643
      Cost of shares redeemed.......................................  (39,610)     (8,253)
                                                                     --------    --------
      (Decrease) increase in net assets from capital transactions...  (22,097)     58,685
                                                                     --------    --------

(Decrease) Increase in net assets...................................  (26,845)     74,209
Net assets at beginning of period...................................   99,899      25,690
                                                                     --------    --------

Net assets at end of period......................................... $ 73,054      99,899
                                                                     ========    ========

Undistributed net investment income................................. $  1,200       2,322
                                                                     ========    ========

              See accompanying notes to the financial statements

                           SCHEDULE OF INVESTMENTS
                               REIT INDEX FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares         SHARES      VALUE
                                  ---------   ----------
COMMON STOCKS - REAL ESTATE
INVESTMENT TRUSTS (REITS)
APARTMENTS - 18.6%
Ambassador Apartments, Inc.           6,155   $     126
AMLI Residential Prop                 9,445         217
Apartment Invest & Mgmt Co           23,310         871
Associated Estates Realty             9,670         185
Avalon Properties, Inc.              24,270         683
Bay Apartments Communities           14,785         547
Berkshire Realty Co                  20,890         255
BRE Properties                       23,680         622
Camden Property Trust                24,794         727
Cornerstone Realty Income            20,200         239
Equity Residential Properties        54,001       2,653
Essex Property Trust, Inc.            9,505         314
Gables Residential Trust             12,475         340
Home Properties of New York           5,600         150
Irvine Apartment Community           11,185         342
Lexford Residential Trust*            5,300         117
Merry Land & Investment Co           24,095         507
MGI Properties, Inc.                  7,820         190
Mid-America Apart Community          10,595         282
Post Properties, Inc.                19,295         787
Security Capital Atlantic            27,000         596
Security Capital Pacific             52,430       1,173
Smith, Charles E. Residential         8,695         270
Summit Properties, Inc.              13,615         278
Town & Country Trust                  8,935         155
United Dominion Realty Trust         54,185         735
Walden Residential Props, Inc.       10,435         254
                                              ---------
                                                 13,615

DIVERSIFIED - 5.9%
Boston Properties, Inc.              34,800       1,151


                                    SHARES     VALUE
                                  ----------  ---------

Colonial Properties Trust            12,310   $     365
Eastgroup Properties                  9,295         185
First Union Real Estate              16,200         167
Glenborough Realty Trust, Inc.       17,795         477
Pacific Gulf Properties              11,420         251
Penn Real Estate Invest Trust         7,555         179
Rouse Co.                            37,700       1,164
Washington REIT                      20,170         347
                                               --------
                                                  4,286

HOTEL - 14.0%
American General Hospitality         13,760         345
Boykin Lodging Co.                    8,000         188
Equity Inns, Inc.                    20,225         298
Felcor Suite Hotels                  20,590         721
Hospitality Properties Trust         22,965         738
Innkeepers USA Trust                 18,850         285
Jameson Inns, Inc.                    5,555          64
Patriot American Hospitality         62,398       1,576
RFS Hotel Investors, Inc.            13,825         295
Sunstone Hotel Investors, Inc.       21,245         329
Starwood Lodging Trust              105,900       5,315
Winston Hotels                        9,235         115
                                               --------
                                                 10,269

MANUFACTURED HOMES - 1.6%
Chateau Properties, Inc.             15,390         455
Manufactured Home Community          14,115         356
Sun Communities, Inc.                 9,335         327
                                               --------
                                                  1,138

OFFICE PROPERTY - 25.0%
Alexandria Real Estate Equities       6,500         214
Arden Realty Group, Inc.             34,500         968
Brandywine Realty Trust              21,155         481
Carramerica Realty Corp              34,515       1,010


              See accompanying notes to the financial statements
                                      72

                           SCHEDULE OF INVESTMENTS
                               REIT INDEX FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares         SHARES      VALUE
                                  ----------  ----------

Cornerstone Properties               55,300   $     995
Cousins Properties, Inc.             17,840         540
Crescent Real Estate                 67,115       2,290
Duke Realty Investments, Inc.        43,560       1,037
Equity Office Properties            141,589       4,026
Great Lakes REIT, Inc.                9,000         165
Highwoods Properties, Inc.           28,520         970
Kilroy Realty Corp.                  14,800         392
Koger Equity, Inc                    14,360         308
Liberty Property Trust               31,985         818
Mack-Cali Realty Corp.               31,495       1,183
Parkway Properties, Inc.              6,300         207
Prentiss Properties Trust            23,500         596
Reckson Assoc Realty Corp            21,870         536
SL Green Realty Corp.                 7,000         168
Spieker Properties, Inc.             34,450       1,365
                                              ---------
                                                 18,269

OUTLET CENTERS - 1.3%
Chelsea GCA Realty, Inc.              8,695         332
Horizon Group, Inc.                  13,725         167
Mills Corp                           13,045         325
Tanger Factory Outlet Center          4,500         136
                                              ----------
                                                    960

PRISONS - 0.6%
CCA Prison Realty Trust              12,200         432

REGIONAL MALL - 6.8%
CBL & Associates Properties          13,625         335
Crown American Realty                15,065         153
General Growth Industries            20,105         721
JP Realty, Inc.                       9,910         240
Lexington Corp Prop                   9,445         137


                                    SHARES     VALUE
                                  ----------  ---------

Macerich Co                          16,275   $     457
Prime Retail, Inc.                   15,535         220
Simon Debartolo Group, Inc.          60,195       1,983
Taubman Centers, Inc.                28,780         390
Urban Shopping Centers, Inc.          9,810         320
                                              ---------
                                                  4,956

SHOPPING CENTER - 12.6%
Alexander Haagen Properties          10,830         175
Bradley Real Estate, Inc.            13,450         280
Burnham Pacific Properties, Inc.     18,010         254
Developers Diversified               15,700         623
FAC Realty, Inc.                      6,800          63
Federal Realty Investment Trust      22,160         539
First Washington Realty Trust         4,200         111
Glimcher Realty Trust                13,450         286
IRT Property Co.                     18,480         215
JDN Realty Corp                      11,370         362
Kimco Realty Corp                    22,820         846
Kranzco Realty Trust                  5,930         106
Mark Centers Trust                    4,855          39
Mid Atlantic Realty Trust             8,300         116
New Plan Realty Trust                33,470         818
Pan Pacific Retail Properties         9,600         203
The Price REIT, Inc.                  6,630         304
Regency Realty Corp                  13,705         353
Saul Centers, Inc.                    7,095         129
Vornado Realty Trust                 46,378       1,858
Weingarten Realty Investment         14,965         638
Western Investment REIT               9,745         139
Westfield America, Inc.              41,400         724
                                              ---------
                                                  9,181

STORAGE - 4.6%
Public Storage, Inc.                 63,105       1,940


              See accompanying notes to the financial statements
                                      73

                           SCHEDULE OF INVESTMENTS
                               REIT INDEX FUND
                                APRIL 30, 1998
                                  UNAUDITED

In thousands, except shares         SHARES      VALUE
                                  ----------  ----------

Shurgard Storage Centers             16,065   $     452
Sovran Self Storage, Inc.             7,020         194
Storage Trust Realty                  8,695         211
Storage USA                          15,665         593
                                              ---------
                                                  3,390

TRIPLE NET LEASE - 3.6%
Commercial Net Lease Realty          16,315         266
Excel Legacy Corp.*                  13,510          71
Excel Realty Trust, Inc.             13,110         351
Franchise Finance Corp               25,660         688
Golf Trust of America                 4,400         144
National Golf Properties              7,095         220
Realty Income Corp                   14,950         391
Trinet Corporate Realty Trust        13,585         487
                                              ---------
                                                  2,618

WAREHOUSE / INDUSTRIAL - 5.0%
Bedford Property Investors           12,820         249
Centerpoint Properties Corp          10,985         358
First Industrial Realty Trust        20,605         670
Meridian Industrial Trust            17,095         395
Security Capital Industrial          68,630       1,677
Weeks Corp                           10,695         337
                                              ---------
                                                  3,686
                                              ---------
Total Common Stocks - Real Estate
Investment Trusts - 99.6%
(cost - $62,496)                                 72,800


                                    SHARES     VALUE
                                  ----------  ---------

U.S. GOVERNMENT SECURITIES
U.S. GOVERNMENT AGENCIES - 0.9%
Federal Home Loan Mortgage Corp
5.450%  due  05/01/98             $     550   $     550
5.450%  due  05/22/98                   125         125
                                              ---------

(cost - $675)                                       675

DEMAND NOTE
UTILITY - ELECTRICAL - 0.1%
Wisconsin Electric
5.235%  due  05/01/98
(cost - $46)                             46          46
                                              ---------

TOTAL INVESTMENTS - 100.6%
(cost - $63,217)                                 73,521

Liabilities, less other assets -  (0.6%)           (467)
                                              ---------

TOTAL NET ASSETS - 100.0%                     $  73,054
                                              =========

*Non-income producing security







              See accompanying notes to the financial statements

                             FINANCIAL HIGHLIGHTS
                               REIT INDEX FUND
                                  UNAUDITED

                                                       11/01/97      YEAR      9/03/96
                                                       THROUGH       ENDED     THROUGH
Selected per share data                                04/30/98    10/31/97    10/31/96
                                                       --------    --------    --------
Net asset value, beginning of period.................. $ 13.69        10.44       10.00

INCOME FROM INVESTMENT OPERATIONS:
      Net investment income...........................    0.35         0.41        0.10
      Net realized and unrealized gain................   (0.37)        2.99        0.34
                                                       -------      -------     -------
Total income from investment operations...............   (0.02)        3.40        0.44

LESS DISTRIBUTIONS:
      Dividends from net investment income............    0.46         0.15        0.00
      Distributions from net realized gain............    0.09         0.00        0.00
                                                       -------      -------     -------
Total distributions...................................    0.55         0.15        0.00
                                                       -------      -------     -------

Net asset value, end of period........................ $ 13.12        13.69       10.44
                                                       =======      =======     =======

Total return..........................................   -0.35%**     32.78%       4.40%**
                                                       =======      =======     =======

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands).............. $73,054       99,899      25,690
Ratio to average net assets of:
      Expenses, net of waivers and reimbursements.....    0.24%*       0.51%       1.20%*
      Expenses, before waivers and reimbursements.....    0.74%*       0.82%       1.20%*
      Net investment income, net of waivers
           and reimbursements.........................    4.67%*       4.42%       5.97%*
      Net investment income, before waivers
           and reimbursements.........................    4.17%*       4.11%       5.97%*
Portfolio turnover rate...............................      35%          22%          0%
Average commission rate paid per share................ $0.0358       0.0367      0.0270
----------------------------------------------------------------------------------------------------------

* Annualized
** Not annualized


              See accompanying notes to the financial statements

                        NOTES TO THE FINANCIAL STATEMENTS
                                    AON FUNDS
                                    UNAUDITED

1. DESCRIPTION OF ENTITY

Aon Funds (the "Trust"), a Delaware business trust organized on May 16, 1996, is registered under the Investment Company Act of 1940, as an open-end, diversified, management investment company. The Trust consists of six Funds: the Money Market Fund, the Government Securities Fund, the Asset Allocation Fund, the S&P 500 Index Fund, the International Equity Fund, and the REIT Index Fund. For the period September 3, 1996 to February 28, 1997, the Funds operated with two share classes: Class Y, a no-load institutional class, and Class C, a no-load retail class. On February 28, 1997, Class C shares were exchanged for Class Y shares in proportion to their relative net asset value in a non-taxable transaction.
There are an unlimited number of shares authorized with no par value.

The Trust was reorganized on September 3, 1996, prior to this date the Trust conducted business as Aon Asset Management Fund, Inc. Prior to the reorganization, Aon Asset Management Fund, Inc. consisted of two Funds: the Money Market Fund, and the Flexible Asset Allocation Fund. Upon reorganization, the shares of each existing Fund were designated Class Y shares and the Flexible Asset Allocation Fund was renamed the Asset Allocation Fund.

The Money Market Fund of the Trust is designated as a "Money Market Fund", and must adhere to the guidelines governing such funds as described in Rule 2a-7 under the Investment Company Act of 1940. Pursuant to that rule, the Money Market Fund seeks to maintain a constant net asset value of $1.00 per share on a daily basis.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds used in the preparation of their financial statements.

   a) Security Valuation - Securities for which quotations are readily available are valued at the last reported sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which they are principally traded. Securities for which market quotations are not available are stated at fair value as determined in good faith under procedures established by the Board of Trustees. Debt securities are valued by an independent pricing service that utilizes electronic data processing techniques, including a "matrix system", to derive evaluated bid prices. Stock index futures are valued daily at the settlement price established each day on the exchange on which they are traded. Forward contracts are valued daily using quoted forward exchange rates. The investments held by the Money Market Fund and other debt instruments that mature in 60 days or less are stated at amortized cost, which approximates fair value.

   b) Investment Transactions and Income - Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Interest income, which includes amortization of premiums and discounts, is recorded on the accrual basis and dividend income is recorded on the ex-dividend date, except for foreign dividends which are recorded when the information becomes available. Realized gains and losses on investments are determined based on an identified cost basis.

                        NOTES TO THE FINANCIAL STATEMENTS
                                    AON FUNDS
                                    UNAUDITED

   c) Foreign Currency Translation - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the last reported exchange rate on the London Stock Exchange on the day of the valuation. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts, and income receipts are translated into U.S. dollars using the last reported exchange rate at the close of the London Stock Exchange on the day of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on the statement of operations.

   d) Distributions to Shareholders - Distributions of net investment income and net realized gain are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions. Dividends are declared daily and paid monthly for the Money Market Fund, declared and paid monthly for the Government Securities Fund, declared and paid quarterly for the Asset Allocation Fund, and declared and paid annually for the REIT Index Fund, the International Equity Fund, and the S&P 500 Index Fund.

   e) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

   f) Repurchase Agreement - During the term of the repurchase agreement, the market value of the underlying collateral, including accrued interest is required to be at least equal to the market value of the repurchase agreement. The Fund, through its custodian holds the underlying U.S Treasury Obligations as collateral

3. INCOME TAXES

Each Fund intends to qualify as a "regulated investment company" under the provision of Sub-chapter M of the Internal Revenue Code of 1986, as amended, and thereby, under the provisions of the income tax laws available to regulated investment companies, be relieved of substantially all income taxes. Therefore, no provision has been made for Federal or State income taxes. The Government Securities Fund had capital loss carryovers of $31,132 for the tax year ended October 31, 1996 and $411,855 for the tax year ended October 31, 1997 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, they will expire in the year 2004 and 2005, respectively.

                        NOTES TO THE FINANCIAL STATEMENTS
                                    AON FUNDS
                                    UNAUDITED

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the investment advisory agreement with Aon Advisors, Inc. (the "Investment Advisor"), a subsidiary of Aon Corporation, investment advisory fees will be accrued daily and paid monthly at the following annual rates, stated as a percentage of average daily net assets:

Money Market Fund                .30%
Government Securities Fund       .45% of the first $100 million;
                                 .40% of the next $100 million;
                                 .35% of the next $100 million;
                                 .30% of the next $100 million;
                                 and .25% of amounts in excess of $400 million
Asset Allocation Fund            .65% of the first $250 million;
                                 .55% of the next $250 million;
                                 and .45% of amounts in excess of $500 million
S&P 500 Index Fund               .30%
International Equity Fund        .95% of the first $100 million;
                                 .90% of the next $100 million;
                                 and .85% of amounts in excess of $200 million
REIT Index Fund                  .60% of the first $100 million;
                                 .55% of the next $100 million;
                                 and .50% of amounts in excess of $200 million

The Investment Advisor has voluntarily agreed to waive sufficient investment advisory fees to result in a net effective annual rate of .10% of the average daily net assets of the Money Market Fund, the Government Securities Fund, the S&P 500 Index Fund, and the REIT Index Fund, .25% of the average daily net assets of the Asset Allocation Fund, and between .55% and .60% of the average daily net assets of the International Equity Fund until February 28, 1999.

The Investment Advisor has also agreed to waive its fees and reimburse each Fund to the extent total annualized expenses exceed the following amounts, stated as a percentage of average daily net assets:

Money Market Fund                1.00%
Government Securities Fund       1.50% of the first $30 million;
                                 and 1.25% in excess of $30 million
Asset Allocation Fund            1.25%
S&P 500 Index Fund               .75%
International Equity Fund        1.75% of the first $30 million;
                                 and 1.50% in excess of $30 million
REIT Index Fund                  1.50% of the first $30 million;
                                 and 1.25% in excess of $30 million

                        NOTES TO THE FINANCIAL STATEMENTS
                                    AON FUNDS
                                    UNAUDITED

To assist in the administration of the Trust, the Trust has entered into an administration agreement with Aon Securities Corporation, an affiliate of Aon Corporation, to provide certain administrative services for the Trust. Under this agreement, the Trust pays Aon Securities Corporation an annual fee of 0.05% of the average daily net assets of each Fund.

Certain officers and trustees of the Trust are also officers and directors of the Investment Advisor and Aon Securities Corporation. These officers and trustees serve without direct compensation from the Trust. During the six months ending April 30, 1998, the Trust incurred expenses totaling $24,277 for compensation of unaffiliated trustees.

5. FUTURES CONTRACTS

The S&P 500 Index Fund invests in stock index futures contracts to rapidly adjust exposure to the S&P 500 Index in anticipation of investing cash balances or cash flow into the Fund in appropriate common stocks or in anticipation of liquidating appropriate common stocks to meet expected redemption requests. The use of stock index futures also lowers the transaction costs of the Fund. The Fund bears the market risk arising from changes in the value of the futures. At the time the Fund enters into a futures contact, it is required to make a margin deposit with the broker of a specified amount of cash or eligible securities. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recorded and payments are made between the Fund and the broker on a periodic basis. The statement of operations reflects gains and losses as realized for closed futures contracts and as unrealized for open futures contracts.

At April 30, 1998, the S&P 500 Index Fund had the following open futures contracts:

                                              CONTRACT               UNREALIZED
                                               AMOUNT      VALUE        LOSS
                                           -----------  -----------  ----------

Index Futures Buy Contracts
   S&P 500 Index June 98; 11 contracts     $ 3,098,500    3,077,800  $   20,700
                                                                     ==========

The value of U.S. Government Treasury Bills pledged to cover margin requirements for open futures contracts at April 30, 1998 was $2,082,859.

                        NOTES TO THE FINANCIAL STATEMENTS
                                    AON FUNDS
                                    UNAUDITED

6. CAPITAL SHARE TRANSACTIONS

Capital stock transactions were as follows:

                                      MONEY MARKET             GOVERNMENT SECURITIES          ASSET ALLOCATION
In thousands                              FUND                         FUND                         FUND
                                 SHARES         AMOUNT         SHARES        AMOUNT         SHARES        AMOUNT
                              -------------  --------------  ------------  ------------  -------------  ------------
Balance at October 31, 1996        395,104   $     395,104         3,966   $    40,052          6,925   $    78,647

   Shares sold                   6,575,729       6,575,729         5,890        60,676          5,318        72,743
   Dividend reinvestments           12,754          12,754           442         4,504            377         5,130
                              ------------   -------------   -----------   -----------   ------------   -----------
   Total issued                  6,588,483       6,588,483         6,332        65,180          5,695        77,873
   Shares redeemed              (6,217,231)     (6,217,231)         (344)       (3,475)        (2,686)      (36,820)
                              ------------   -------------   -----------   -----------   ------------   -----------
   Net change in shares            371,252         371,252         5,988        61,705          3,009        41,053
                              ------------   -------------   -----------   -----------   ------------   -----------

Balance at October 31, 1997        766,356         766,356         9,954       101,757          9,934       119,700

   Shares sold                   3,845,965       3,845,965         2,355        24,980          6,573       112,479
   Dividend reinvestments            8,777           8,777           322         3,415            469         7,815
                              ------------   -------------   -----------   -----------   ------------   -----------
   Total issued                  3,854,742       3,854,742         2,677        28,395          7,042       120,294
   Shares redeemed              (3,793,519)     (3,793,519)         (369)       (3,917)        (1,729)      (29,920)
                              ------------   -------------   -----------   -----------   ------------   -----------
   Net change in shares             61,223          61,223         2,308        24,478          5,313        90,374
                              ------------   -------------   -----------   -----------   ------------   -----------

Balance at April 30, 1998          827,579   $     827,579        12,262   $   126,235         15,247   $   210,074
                              ============   =============   ===========   ===========   ============   ===========

                                     S&P 500 INDEX             INTERNATIONAL EQUITY              REIT INDEX
                                          FUND                         FUND                         FUND
                                 SHARES         AMOUNT         SHARES        AMOUNT         SHARES        AMOUNT
                              -------------  --------------  ------------  ------------  -------------  ------------

Balance at October 31, 1996          2,400   $      25,000         2,469   $    25,000          2,460   $    25,100

   Shares sold                       7,854          92,357         2,493        27,669          5,486        66,295
   Dividend reinvestments               16             182            13           134             53           643
                              ------------   -------------   -----------   -----------   ------------   -----------
   Total issued                      7,870          92,539         2,506        27,803          5,539        66,938
   Shares redeemed                  (1,888)        (25,005)         (288)       (3,167)          (700)       (8,253)
                              ------------   -------------   -----------   -----------   ------------   -----------
   Net change in shares              5,982          67,534         2,218        24,636          4,839        58,685
                              ------------   -------------   -----------   -----------   ------------   -----------

Balance at October 31, 1997          8,382          92,534         4,687        49,636          7,299        83,785

   Shares sold                       8,334         124,347         1,559        18,443            988        13,454
   Dividend reinvestments              427           6,122           238         2,564            296         4,059
                              ------------   -------------   -----------   -----------   ------------   -----------
   Total issued                      8,761         130,469         1,797        21,007          1,284        17,513
   Shares redeemed                  (3,005)        (48,805)       (1,130)      (13,508)        (3,017)      (39,610)
                              ------------   -------------   -----------   -----------   ------------   -----------
   Net change in shares              5,756          81,664           667         7,499         (1,733)      (22,097)
                              ------------   -------------   -----------   -----------   ------------   -----------

Balance at April 30, 1998           14,138   $     174,198         5,354   $    57,135          5,566   $    61,688
                              ============   =============   ===========   ===========   ============   ===========

                        NOTES TO THE FINANCIAL STATEMENTS
                                    AON FUNDS
                                    UNAUDITED


7. INVESTMENTS

Investment transactions for the six months ending April 30, 1998, including maturities and excluding short-term investments, were as follows:

                                                              PROCEEDS
In Thousands                                   PURCHASES     FROM SALES
                                             --------------  ------------

Government Securities Fund                   $     120,290       125,552
Asset Allocation Fund                               89,174        23,882
S&P 500 Index Fund                                  80,102         1,313
International Equity Fund                           17,982        13,165
REIT Index Fund                                     33,258        56,754
                                             -------------   -----------

Total                                        $     340,806       220,666
                                             =============   ===========

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 1998 were as follows:

                                              GOVERNMENT        ASSET        S&P 500     INTERNATIONAL     REIT
   In Thousands                               SECURITIES     ALLOCATION       INDEX         EQUITY         INDEX
                                                 FUND           FUND          FUND           FUND          FUND
                                             ----------------------------  ---------------------------  ------------
   Gross unrealized appreciation             $       1,181        65,973        58,342         12,224        11,347
   Gross unrealized depreciation                      (138)       (4,059)       (2,037)        (4,490)       (1,043)
                                             -------------   -----------   -----------   ------------   -----------

   Net unrealized appreciation               $       1,043        61,914        56,305          7,734        10,304
                                             =============   ===========   ===========   ============   ===========

At April 30, 1998, the identified cost of investments for federal income tax purposes was as follows:

   In Thousands

   Money Market Fund                         $     829,243
   Government Securities Fund                       98,998
   Asset Allocation Fund                           214,241
   S&P 500 Index Fund                              193,853
   International Equity Fund                        57,681
   REIT Index Fund                                  63,311
                                             -------------

   Total                                     $   1,457,327
                                             =============

                        NOTES TO THE FINANCIAL STATEMENTS
                                    AON FUNDS
                                    UNAUDITED


8. FORWARD FOREIGN CURRENCY CONTRACTS

The International Equity Fund engages in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Fund realizes a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts, at and for the six months ending April 30, 1998, was the Fund's custodian.

The International Equity Fund had the following open forward foreign currency contracts at April 30, 1998, settling on September 14, 1998:

                                                                                           UNREALIZED
                                                 LOCAL        CONTRACT                    APPRECIATION
In Thousands                                   CURRENCY        AMOUNT         VALUE      (DEPRECIATION)
                                             --------------  ------------  ------------  ---------------
Forward Foreign Currency Sale Contracts:
   Belgian Franc                                    59,700         1,597         1,623            (26)
   British Pound                                     2,350         3,829         3,907            (78)
   Finish Marks                                      5,400           983           999            (16)
   Hong Kong Dollar                                  2,000           256           256              0
   Italian Lira                                    552,000           307           313             (6)
   Malaysian Ringgit                                 1,450           364           384            (20)
   Singapore Dollar                                    800           484           504            (20)

Forward Foreign Currency Buy Contracts:
   Australian Dollar                                 1,300   $       873   $       851   $        (22)
   Canadian Dollar                                   1,400           995           980            (15)
   Danish Kronor                                     3,700           535           545             10
   French Franc                                      1,700           280           285              5
   German Deutschemark                                 750           414           422              8
   Japanese Yen                                    139,000         1,118         1,074            (44)
   Netherlands Guilder                               1,000           490           499              9
   Spanish Peseta                                  304,000         1,977         2,006             29
   Swedish Kronor                                    2,900           364           376             12
   Swiss Franc                                         900           617           610             (7)
                                                                                         ------------

Total                                                                                    $       (181)
                                                                                         ============

                        NOTES TO THE FINANCIAL STATEMENTS
                                    AON FUNDS
                                    UNAUDITED

9. WRITTEN COVERED CALL OPTIONS

The Asset Allocation Fund and S&P 500 Index Fund engage in portfolio hedging with respect to declining stock and futures prices by trading covered call options. The premiums received when a covered call option is written provide a partial hedge against declining prices and enable each Fund to generate a higher return. Transactions in options for the six months ended April 30, 1998 were as follows:

                                                                 ASSET ALLOCATION              S&P 500 INDEX
                                                                       FUND                         FUND
                                                              CONTRACTS     PREMIUMS      CONTRACTS      PREMIUMS
                                                             ------------  ------------  -------------  ------------
Options outstanding, beginning of period                             200   $   121,696              0   $         0
Options written                                                        0             0             20        94,895
Options expired                                                     (200)     (121,696)             0             0
Options closed                                                         0             0            (20)      (94,895)
Options assigned                                                       0             0              0             0
                                                             -----------   -----------   ------------   -----------

Options outstanding, end of period                                     0   $         0              0   $         0
                                                             ===========   ===========   ============   ===========